                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08512
                                   ---------

                               PIMCO Advisors VIT
                               ------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

    Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: June 30
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PIMCO ADVISORS VIT


                            OPCAP SMALL CAP PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                              MANAGED BY

                                             [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap Small Cap Portfolio (the "Portfolio") returned 7.58% versus 6.76% for its benchmark, the Russell 2000 Index.

Total Returns for the periods ended June 30, 2004:

                         6 MONTHS   1 YEAR   3 YEAR*   5 YEAR*   10 YEAR*   INCEPTION*/**
     Portfolio             7.58%    32.92%    6.41%     12.21%    11.58%       12.47%

     Russell 2000 Index    6.76%    33.37%    6.25%      6.64%    10.96%       10.74%

*    Average Annual
**   Inception Date: August 1, 1988

For the six month period, office equipment company Interface was the Portfolio's top contributor to performance. Interface is engaged in the design, production and sale of modular carpets. The company also manufactures and markets other products for the interiors market. Other top contributors included Astec Industries (building/ construction), Jos. A. Bank Clothiers (retail) and Mobile Mini (leasing).

NeoPharm (drugs & medical products) was the largest detractor from performance during the six month period. Other detractors included Intertape Polymer (containers), IMPAC Medical Systems (business services), Overland Storage (computer services) and Fairchild Semiconductor International (semiconductors).

                       TOP TEN HOLDINGS (% OF NET ASSETS)

  Astec Industries, Inc.                 4.2%

  Jos. A. Bank Clothiers, Inc.           3.0%

  Interface, Inc.                        2.7%

  Wabash National Corp.                  2.6%

  ITT Educational Services, Inc.         2.5%

  Christopher & Banks Corp.              2.3%

  Mobile Mini, Inc.                      2.2%

  National-Oilwell, Inc.                 2.2%

  Inveresk Research Group, Inc.          2.1%

  Cytec Industries Inc.                  2.1%

[CHART]

                      TOP FIVE INDUSTRIES (% OF NET ASSETS)

RETAIL                                   11.3%
DRUGS & MEDICAL PRODUCTS                  9.0%
BUILDING / CONSTRUCTION                   5.5%
FINANCIAL SERVICES                        5.4%
SEMI-CONDUCTORS                           5.2%

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

   SHARES                                                                      VALUE
---------                                                                  -------------
            COMMON STOCK -- 96.3%
            AIRLINES -- 1.5%
  287,900   Airtran Holdings, Inc.*                                        $   4,070,906
                                                                           -------------
            AUTOMOTIVE -- 1.5%
  213,500   LKQ Corp.*                                                         3,956,155
                                                                           -------------
            BANKING -- 4.4%
   80,700   First State Bancorporation                                         2,479,104
  114,000   Hancock Holding Co.                                                3,312,840
   99,467   Pacific Capital Bancorp.                                           2,797,997
   70,100   Texas Regional Bancshares, Inc.                                    3,218,291
                                                                           -------------
                                                                              11,808,232
                                                                           -------------
            BUILDING/CONSTRUCTION -- 5.5%
  595,500   Astec Industries, Inc.*                                           11,213,265
  191,000   Granite Construction, Inc.                                         3,481,930
                                                                           -------------
                                                                              14,695,195
                                                                           -------------
            BUSINESS SERVICES -- 1.7%
   41,600   Certegy Inc.                                                       1,614,080
  203,000   IMPAC Medical Systems, Inc.*                                       2,969,890
                                                                           -------------
                                                                               4,583,970
                                                                           -------------
            CHEMICALS -- 2.1%
  121,000   Cytec Industries Inc.                                              5,499,450
                                                                           -------------
            COMPUTER SERVICES -- 4.5%
   90,600   Mercury Computer Systems, Inc.*                                    2,246,880
  253,300   Overland Storage, Inc.*                                            3,366,357
  193,200   RadiSys Corp.*                                                     3,587,724
  300,100   Tier Technologies, Inc.*                                           2,922,974
                                                                           -------------
                                                                              12,123,935
                                                                           -------------
            COMPUTER SOFTWARE -- 3.1%
  273,100   Omnicell, Inc.*                                                    3,989,991
  188,800   Renaissance Learning, Inc.*                                        4,232,896
                                                                           -------------
                                                                               8,222,887
                                                                           -------------
            CONSULTING SERVICES -- 1.3%
  273,900   Gartner, Inc.*                                                     3,620,958
                                                                           -------------
            CORRECTIONAL FACILITIES -- 1.1%
  211,300   Cornell Companies, Inc.*                                           2,873,680
                                                                           -------------
            DIVERSIFIED MANUFACTURING -- 1.5%
   79,100   Teleflex Inc.                                                      3,966,865
                                                                           -------------
            DRUGS & MEDICAL PRODUCTS -- 9.0%
  116,400   Immucor, Inc.*                                                     3,788,820
  186,300   Inveresk Research Group, Inc.*                                 $   5,745,492
  319,500   NeoPharm, Inc.*                                                    3,300,435
   63,200   Par Pharmaceutical Cos., Inc.*                                     2,225,272
  280,800   Regeneration Technologies, Inc.*                                   3,012,984
  724,900   Third Wave Technologies*                                           3,254,801
   80,200   Zoll Medical Corp.*                                                2,813,416
                                                                           -------------
                                                                              24,141,220
                                                                           -------------
            EDUCATION -- 4.0%
  173,700   ITT Educational Services, Inc.*                                    6,604,074
  110,000   School Specialty, Inc.*                                            3,994,100
                                                                           -------------
                                                                              10,598,174
                                                                           -------------
            ELECTRICAL ENGINEERING -- 1.5%
   89,300   EMCOR Group, Inc.*                                                 3,927,414
                                                                           -------------
            ELECTRONICS -- 1.1%
  239,200   TTM Technologies, Inc.*                                            2,834,520
                                                                           -------------
            ENERGY -- 0.9%
   99,200   MDU Resources Group, Inc.                                          2,383,776
                                                                           -------------
            FINANCIAL SERVICES -- 5.4%
   70,200   Affiliated Managers Group, Inc.*                                   3,535,974
  298,000   BISYS Group, Inc.*                                                 4,189,880
  133,500   Capital Source Inc.*                                               3,264,075
   78,800   Piper Jaffray Companies, Inc.*                                     3,564,124
                                                                           -------------
                                                                              14,554,053
                                                                           -------------
            FOOD SERVICES -- 1.4%
  133,000   Ruby Tuesday, Inc.                                                 3,650,850
                                                                           -------------
            HOUSING -- 1.1%
  199,700   Fleetwood Enterprises, Inc.*                                       2,905,635
                                                                           -------------
            INSURANCE -- 2.4%
  110,900   Scottish Re Group Ltd.                                             2,578,425
   67,800   Triad Guaranty Inc.*                                               3,945,960
                                                                           -------------
                                                                               6,524,385
                                                                           -------------
            INTERNET -- 1.3%
  193,600   United Online, Inc.*                                               3,409,296
                                                                           -------------
            LEASING -- 2.2%
  210,050   Mobile Mini, Inc.*                                                 5,967,521
                                                                           -------------
            MACHINERY/ENGINEERING -- 3.7%
  182,900   National-Oilwell, Inc.*                                            5,759,521
   98,700   Varian Inc.*                                                       4,160,205
                                                                           -------------
                                                                               9,919,726
                                                                           -------------

   SHARES                                                                      VALUE
---------                                                                  -------------
            COMMON STOCK (CONTINUED)
            MANUFACTURING -- 1.6%
   76,000   Roper Industries, Inc.                                         $   4,324,400
                                                                           -------------
            METALS & MINING -- 1.0%
  176,900   RTI International Metals, Inc.*                                    2,821,555
                                                                           -------------
            OFFICE EQUIPMENT -- 2.7%
  821,500   Interface, Inc.*                                                   7,171,695
                                                                           -------------
            OIL & GAS -- 2.5%
   99,800   FMC Technologies, Inc.*                                            2,874,240
  125,700   Universal Compression Holdings, Inc.*                              3,856,476
                                                                           -------------
                                                                               6,730,716
                                                                           -------------
            REAL ESTATE -- 2.6%
   61,600   Correctional Properties Trust-REIT                                 1,801,800
  407,000   InnKeepers USA Trust-REIT                                          4,196,170
   57,200   U.S. Restaurant Properties, Inc.-REIT                                868,868
                                                                           -------------
                                                                               6,866,838
                                                                           -------------
            RETAIL -- 11.3%
  342,800   Christopher & Banks Corp.                                          6,070,988
  156,900   Dress Barn, Inc.*                                                  2,686,128
  253,100   Jos. A. Bank Clothiers, Inc.*                                      7,944,809
  167,700   PETCO Animal Supplies, Inc.*                                       5,401,617
  107,200   Sports Authority, Inc.*                                            3,848,480
  157,700   West Marine, Inc.*                                                 4,234,245
                                                                           -------------
                                                                              30,186,267
                                                                           -------------
            SEMICONDUCTORS -- 5.2%
  159,300   Brooks Automation, Inc.*                                           3,209,895
  212,200   Fairchild Semiconductor Int'l, Inc.*                               3,473,714
  381,800   Mattson Technology, Inc.*                                          4,589,236
  111,500   Semtech Corp.*                                                     2,624,710
                                                                           -------------
                                                                              13,897,555
                                                                           -------------
            TECHNOLOGY -- 2.7%
  646,200   Parametric Technology, Corp.*                                      3,231,000
   67,200   ScanSource, Inc.*                                                  3,993,024
                                                                           -------------
                                                                               7,224,024
                                                                           -------------
            TELECOMMUNICATIONS -- 1.3%
  183,900   EMS Technologies, Inc.*                                            3,573,177
                                                                           -------------
            TRUCKING/SHIPPING -- 2.6%
  248,100   Wabash National Corp.*                                         $   6,835,155
                                                                           -------------
            WATER/SEWER -- 0.6%
  132,000   Southwest Water Co.                                                1,652,640
                                                                           -------------
              Total Common Stock
               (cost-$221,518,673)                                           257,522,825
                                                                           -------------

PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 1.2%
$   3,298   Federal Home Loan Bank,
              1.25%, 7/1/04
              (cost-$3,298,000)                                                3,298,000
                                                                           -------------
              Total Investments
               (cost-$224,816,673+)                                 97.5%    260,820,825

              Other assets
               less liabilities                                      2.5       6,534,985
                                                                   -----   -------------
              Net Assets                                           100.0%  $ 267,355,810
                                                                   =====   =============

----------
* Non-income producing security
REIT - Real Estate Investment Trust
+ The cost basis of portfolio securities for federal income tax purposes is $224,816,673. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $44,253,512; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,249,360; net unrealized appreciation for federal income tax purposes is $36,004,152.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$224,816,673)                                     $ 260,820,825
Cash                                                                                    816
Receivable for investments sold                                                   7,887,556
Dividends receivable                                                                 87,514
Receivable for shares of beneficial interest sold                                    17,206
Prepaid expenses                                                                     17,182
                                                                              -------------
  Total Assets                                                                  268,831,099
                                                                              -------------

LIABILITIES:
Payable for investments purchased                                                 1,064,385
Investment advisory fee payable                                                     170,674
Payable for shares of beneficial interest redeemed                                   95,035
Accrued expenses                                                                    145,195
                                                                              -------------
  Total Liabilities                                                               1,475,289
                                                                              -------------
    Net Assets                                                                $ 267,355,810
                                                                              =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $      81,031
Paid-in-capital in excess of par                                                215,582,276
Dividends in excess of net investment income                                        (52,475)
Accumulated net realized gain on investments                                     15,740,826
Net unrealized appreciation of investments                                       36,004,152
                                                                              -------------
    Net Assets                                                                $ 267,355,810
                                                                              =============
Shares outstanding                                                                8,103,081
                                                                              -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $       32.99
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                   $   1,069,513
  Interest                                                                           30,156
                                                                              -------------
    Total investment income                                                       1,099,669
                                                                              -------------
EXPENSES:
  Investment advisory fees                                                        1,044,809
  Trustees' fees and expenses                                                        30,689
  Custodian fees                                                                     30,460
  Audit and tax services fees                                                        24,640
  Reports to shareholders                                                            20,229
  Transfer agent fees                                                                13,578
  Insurance expense                                                                   3,301
  Legal fees                                                                          2,175
  Miscellaneous                                                                       6,958
                                                                              -------------
    Total expenses                                                                1,176,839
    Less: custody credits earned on cash balances                                      (470)
                                                                              -------------
    Net expenses                                                                  1,176,369
                                                                              -------------
      Net investment loss                                                           (76,700)
                                                                              -------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                               18,375,615
  Net change in unrealized appreciation/depreciation of investments                 419,725
                                                                              -------------
    Net realized and unrealized gain on investments                              18,795,340
                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $  18,718,640
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED          YEAR ENDED
                                                                                   JUNE 30, 2004     DECEMBER 31,
                                                                                    (UNAUDITED)         2003
                                                                                   -------------    -------------
INVESTMENT OPERATIONS:
Net investment (loss) income                                                       $     (76,700)   $     449,629
Net realized gain on investments                                                      18,375,615       16,235,310
Net change in unrealized appreciation/depreciation of investments                        419,725       53,700,402
                                                                                   -------------    -------------
  Net increase in net assets resulting from investment operations                     18,718,640       70,385,341
                                                                                   -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                    (118,935)         (96,741)
                                                                                   -------------    -------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                  19,204,441       79,665,617
Reinvestment of dividends                                                                118,935           96,741
Cost of shares redeemed                                                              (19,517,271)     (75,694,437)
                                                                                   -------------    -------------
  Net increase (decrease) in net assets from share transactions                         (193,895)       4,067,921
                                                                                   -------------    -------------
    Total increase in net assets                                                      18,405,810       74,356,521
NET ASSETS:
Beginning of period                                                                  248,950,000      174,593,479
                                                                                   -------------    -------------
End of period (including dividends in excess of net investment income of $52,475
  and undistributed net investment income of $143,160, respectively)               $ 267,355,810    $ 248,950,000
                                                                                   =============    =============
SHARES ISSUED AND REDEEMED:
Issued                                                                                   593,211        3,206,395
Issued in reinvestment of dividends                                                        3,671            4,765
Redeemed                                                                                (609,491)      (3,208,433)
                                                                                   -------------    -------------
  Net increase (decrease)                                                                (12,609)           2,727
                                                                                   =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004        -----------------------------------------------------------------
                                            (UNAUDITED)           2003          2002          2001          2000          1999
                                           -------------        ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period       $       30.68        $   21.52     $   32.26     $   32.26     $   22.52     $   23.10
                                           -------------        ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.02)            0.05          0.03          0.02          0.26          0.14
Net realized and unrealized
  gain (loss) on investments                        2.34             9.12         (6.18)         2.38          9.62         (0.57)
                                           -------------        ---------     ---------     ---------     ---------     ---------
  Total from investment operations                  2.32             9.17         (6.15)         2.40          9.88         (0.43)
                                           -------------        ---------     ---------     ---------     ---------     ---------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                              (0.01)           (0.01)        (0.02)        (0.24)        (0.14)        (0.15)
Net realized gains                                    --               --         (4.57)        (2.16)           --            --
                                           -------------        ---------     ---------     ---------     ---------     ---------
  Total dividends and distributions
    to shareholders                                (0.01)           (0.01)        (4.59)        (2.40)        (0.14)        (0.15)
                                           -------------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period             $       32.99        $   30.68     $   21.52     $   32.26     $   32.26     $   22.52
                                           =============        =========     =========     =========     =========     =========
TOTAL RETURN (1)                                    7.58%           42.65%       (21.64)%        8.30%        44.22%        (1.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)          $     267,356        $ 248,950     $ 174,593     $ 254,791     $ 224,669     $ 151,290
Ratio of expenses to average
  net assets (2)                                    0.90%(3)         0.93%         0.91%         0.90%         0.90%         0.89%
Ratio of net investment income (loss) to
  average net assets                               (0.06)%(3)        0.23%         0.12%         0.08%         1.03%         0.61%
Portfolio Turnover                                    48%             136%          147%          156%          114%           99%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio (the "Portfolio"), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolios, PEA Renaissance Portfolio, NFJ Dividend Income Portfolio (formerly NFJ Equity Income Portfolio), NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio's to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $97,107, of which $12,758 was accrued during the six months ended June 30, 2004.

(2) INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $121,475,353 and $122,132,559, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                          Chairman, Trustee
Brian S. Shlissel                           President Secretary & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcolm Bishopp                             Executive Vice President
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jaime Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                             OPCAP MID CAP PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                   MANAGED BY

                                  [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap Mid Cap Portfolio (the "Portfolio") returned 8.80% versus 7.27% for its benchmark, the Wilshire Mid Cap 750 Universe.

Total Returns for the periods ended June 30, 2004:

                                         6 MONTHS   1 YEAR   3 YEAR*   5 YEAR*   INCEPTION*/**
     Portfolio                               8.80%   30.14%    11.34%    15.66%          12.59%

     Wilshire Mid Cap 750 Universe           7.27%   32.07%     6.51%     7.85%           8.66%

*  Average Annual
** Inception Date: February 9, 1998

For the six month period, Millipore (drugs & medical products) was the Portfolio's top contributor to performance. Millipore is a multinational bioscience company that provides technologies, tools and services to customers in the worldwide biotechnology, life science research and other bioscience markets. Other top performers included National-Oilwell (machinery/engineering), Inveresk Research Group (drugs & medical products), Lamar Advertising (advertising) and Charles River Laboratories (business services).

Navistar International (automotive) was the largest detractor from performance during the six month period. Other detractors included Piper Jaffray (financial services), M&T Bank (banking), Pacer International (transportation) and Priority Healthcare (healthcare).

                                TOP TEN HOLDINGS
                                (% of net assets)

Lamar Advertising Co.                                         4.2%

Alliant Techsystems Inc.                                      4.1%

Ross Stores, Inc.                                             3.7%

Laboratory Corp. of America Holdings                          3.1%

WPP Group plc ADR                                             3.1%

Aramark Corp.                                                 3.0%

Millipore Corp.                                               3.0%

Oshkosh Truck Corp.                                           2.9%

Canadian National Railroad Co.                                2.9%

National-Oilwell Inc.                                         2.7%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% of net assets)

RETAIL                                                        8.8%
ADVERTISING                                                   8.3%
DRUGS & MEDICAL PRODUCTS                                      7.8%
AEROSPACE                                                     6.4%
MACHINERY/ENGINEERING                                         6.3%

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

 SHARES                                                                         VALUE
---------                                                                  --------------
            COMMON STOCK -- 99.0%
            ADVERTISING -- 8.3%
   10,600   Lamar Advertising Co.*                                         $      459,510
    1,500   Omnicom Group Inc.                                                    113,835
    6,500   WPP Group plc ADR                                                     332,995
                                                                           --------------
                                                                                  906,340
                                                                           --------------
            AEROSPACE -- 6.4%
    7,000   Alliant Techsystems, Inc.*                                            443,380
    7,700   Rockwell Collins, Inc.                                                256,564
                                                                           --------------
                                                                                  699,944
                                                                           --------------
            BANKING -- 2.4%
    1,900   M&T Bank Corp.                                                        165,870
    2,400   SouthTrust Corp.                                                       93,144
                                                                           --------------
                                                                                  259,014
                                                                           --------------
            BUSINESS SERVICES -- 4.9%
    4,200   Dun & Bradstreet Corp.*                                               226,422
    6,700   Harte-Hanks, Inc.                                                     163,547
    5,400   Viad Corp.                                                            145,854
                                                                           --------------
                                                                                  535,823
                                                                           --------------
            COMMERCIAL SERVICES -- 3.0%
   11,500   ARAMARK Corp.                                                         330,740
                                                                           --------------
            COMPUTER SERVICES -- 2.5%
   19,700   Unisys Corp.*                                                         273,436
                                                                           --------------
            COMPUTER SYSTEMS -- 1.1%
    2,200   Diebold, Inc.                                                         116,314
                                                                           --------------
            CONSULTING SERVICES -- 1.2%
    9,900   Gartner, Inc.*                                                        130,878
                                                                           --------------
            CONTAINERS -- 1.5%
    8,300   Smurfit-Stone Container Corp.*                                        165,585
                                                                           --------------
            DRUGS & MEDICAL PRODUCTS -- 7.8%
    9,600   Inveresk Research Group, Inc.*                                        296,064
    5,700   Millipore Corp.*                                                      321,309
    3,500   Par Pharmaceutical Cos. Inc.*                                         123,235
    4,200   United Therapeutics Corp.*                                            107,730
                                                                           --------------
                                                                                  848,338
                                                                           --------------
            ELECTRONICS -- 2.9%
    8,900   Arrow Electronics, Inc.*                                       $      238,698
    2,900   Jabil Circuit, Inc.*                                                   73,022
                                                                           --------------
                                                                                  311,720
                                                                           --------------
            FINANCIAL SERVICES -- 6.1%
    8,950   Ameritrade Holding Corp.*                                             101,583
    2,300   MGIC Investment Corp.                                                 174,478
    3,700   Nationwide Financial Services, Inc.                                   139,157
    5,600   Piper Jaffray Companies, Inc.*                                        253,288
                                                                           --------------
                                                                                  668,506
                                                                           --------------
            FOOD SERVICES -- 2.4%
    4,300   Ruby Tuesday, Inc.                                                    118,035
    3,700   Yum! Brands, Inc.*                                                    137,714
                                                                           --------------
                                                                                  255,749
                                                                           --------------
            HEALTH & HOSPITALS -- 4.6%
    5,900   Community Health Systems Inc.*                                        157,943
    8,600   Laboratory Corp. of America Holdings*                                 341,420
                                                                           --------------
                                                                                  499,363
                                                                           --------------
            INDUSTRIAL MATERIALS -- 1.2%
    3,000   The Sherwin-Williams Co.                                              124,650
                                                                           --------------
            INSURANCE -- 2.7%
    4,500   Platinum Underwriters Holdings, Ltd.                                  136,935
    6,500   Scottish Re Group Ltd.                                                151,125
                                                                           --------------
                                                                                  288,060
                                                                           --------------
            MACHINERY/ENGINEERING -- 6.3%
    7,200   AMETEK, Inc.                                                          222,480
    9,500   National-Oilwell, Inc.*                                               299,155
    3,800   Varian Inc.*                                                          160,170
                                                                           --------------
                                                                                  681,805
                                                                           --------------
            MANUFACTURING -- 5.5%
    7,400   Actuant Corp.*                                                        288,526
    2,300   Eaton Corp.                                                           148,902
    2,900   Roper Industries, Inc.                                                165,010
                                                                           --------------
                                                                                  602,438
                                                                           --------------

 SHARES                                                                         VALUE
---------                                                                  --------------
            MEASURING INSTRUMENTS -- 1.4%
    3,100   Mettler-Toledo International Inc.*                             $      152,334
                                                                           --------------
            METALS & MINING -- 2.2%
    7,000   Inco Ltd.*                                                            241,920
                                                                           --------------
            OIL & GAS -- 3.7%
    4,350   Anadarko Petroleum Corp.                                              254,910
    3,300   Nabors Industries, Ltd.*                                              149,226
                                                                           --------------
                                                                                  404,136
                                                                           --------------
            RETAIL -- 8.8%
    5,000   Abercrombie & Fitch Co.                                               193,750
    2,900   Columbia Sportswear Co.*                                              158,398
   10,300   Dollar General Corp.                                                  201,468
   15,000   Ross Stores, Inc.                                                     401,400
                                                                           --------------
                                                                                  955,016
                                                                           --------------
            SEMICONDUCTORS -- 1.0%
    8,900   Mattson Technology, Inc.*                                             106,978
                                                                           --------------
            TRANSPORTATION -- 4.6%
    7,200   Canadian National Railway Co.                                         313,848
   10,200   Pacer International, Inc.*                                            188,700
                                                                           --------------
                                                                                  502,548
                                                                           --------------
            TRUCKING & SHIPPING -- 5.2%
    5,600   Oshkosh Truck Corp.                                            $      320,936
    9,000   Wabash National Corp.*                                                247,950
                                                                           --------------
                                                                                  568,886
                                                                           --------------
            UTILITIES -- 1.3%
    3,600   Cinergy Corp.                                                         136,800
                                                                           --------------
              Total Common Stock
               (cost-$8,713,823)                                               10,767,321
                                                                           --------------
              Total Investments
               (cost-$8,713,823+)                                   99.0%      10,767,321

              Other assets less
               liabilities                                           1.0          111,890
                                                                   -----   --------------
              Net Assets                                           100.0%  $   10,879,211
                                                                   =====   ==============

----------
ADR - American Depositary Receipt
*  Non-income producing security
+ The cost basis of portfolio securities for federal income tax purposes is $8,713,823. Aggegate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,117,814; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is 64,316; net unrealized appreciation for federal income tax purposes is $2,053,498.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$8,713,823)                                       $   10,767,321
Cash                                                                                 168,398
Dividends receivable                                                                   5,683
Prepaid expenses                                                                       1,236
                                                                              --------------
     Total Assets                                                                 10,942,638
                                                                              --------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                    40,234
Investment advisory fee payable                                                        4,370
Accrued expenses                                                                      18,823
                                                                              --------------
     Total Liabilities                                                                63,427
                                                                              --------------
          Net Assets                                                          $   10,879,211
                                                                              ==============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        7,193
Paid-in-capital in excess of par                                                   7,877,666
Dividends in excess of net investment income                                         (28,243)
Accumulated net realized gain on investments                                         969,097
Net unrealized appreciation of investments                                         2,053,498
                                                                              --------------
          Net Assets                                                          $   10,879,211
                                                                              ==============
Shares outstanding                                                                   719,283
                                                                              --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $        15.13
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $619)                            $   34,093
                                                                                  ----------
EXPENSES:
  Investment advisory fees                                                            46,497
  Custodian fees                                                                       9,418
  Audit and tax services fees                                                          8,508
  Reports to shareholders                                                              4,476
  Transfer agent fees                                                                  1,684
  Trustees' fees and expenses                                                          1,534
  Miscellaneous                                                                        1,273
                                                                                  ----------
     Total expenses                                                                   73,390
     Less: investment advisory fees waived                                           (14,677)
           custody credits earned on cash balances                                      (592)
                                                                                  ----------
     Net expenses                                                                     58,121
                                                                                  ----------
       Net investment loss                                                           (24,028)
                                                                                  ----------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                                   979,715
  Net change in unrealized appreciation/depreciation of investments                   (4,428)
                                                                                  ----------
    Net realized and unrealized gain on investments                                  975,287
                                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                   $  951,259
                                                                                  ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS
                                                                                            ENDED           YEAR ENDED
                                                                                         JUNE 30, 2004     DECEMBER 31,
                                                                                          (UNAUDITED)          2003
                                                                                        --------------    --------------
INVESTMENT OPERATIONS:
Net investment income (loss)                                                            $      (24,028)   $        3,277
Net realized gain on investments                                                               979,715         1,455,277
Net change in unrealized appreciation/depreciation of investments                               (4,428)        1,496,280
                                                                                        --------------    --------------
     Net increase in net assets resulting from investment operations                           951,259         2,954,834
                                                                                        --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                           (4,676)               --
Net realized gains on investments                                                             (304,256)       (1,275,969)
                                                                                        --------------    --------------
     Total dividends and distributions to shareholders                                        (308,932)       (1,275,969)
                                                                                        --------------    --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                           157,430           125,317
Reinvestment of dividends and distributions                                                    308,932         1,275,969
Cost of shares redeemed                                                                     (1,864,319)       (1,872,107)
                                                                                        --------------    --------------
     Net decrease in net assets from share transactions                                     (1,397,957)         (470,821)
                                                                                        --------------    --------------
          Total increase (decrease) in net assets                                             (755,630)        1,208,044

NET ASSETS:
Beginning of period                                                                         11,634,841        10,426,797
                                                                                        --------------    --------------
End of period (including dividends in excess of net investment income and
     undistributed net investment income of $28,243 and $461, respectively)             $   10,879,211    $   11,634,841
                                                                                        ==============    ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                                          10,773            10,011
Issued in reinvestment of dividends and distributions                                           21,088            93,091
Redeemed                                                                                      (127,985)         (147,272)
                                                                                        --------------    --------------
     Net decrease                                                                              (96,124)          (44,170)
                                                                                        ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2004       ----------------------------------------------------------------------
                                         (UNAUDITED)           2003           2002             2001           2000          1999
                                        -------------       ----------     ----------       ----------     ----------     --------
Net asset value, beginning of period    $       14.27       $    12.13     $    13.46       $    13.02     $    11.63     $   9.79
                                        -------------       ----------     ----------       ----------     ----------     --------
INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.03)            0.00*          0.00*            0.00*          0.06         0.05
Net realized and unrealized gain
  (loss) on investments                          1.27             3.84          (0.96)            0.85           2.83         2.07
                                        -------------       ----------     ----------       ----------     ----------     --------
   Total from investment operations              1.24             3.84          (0.96)            0.85           2.89         2.12
                                        -------------       ----------     ----------       ----------     ----------     --------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                           (0.01)              --             --            (0.02)         (0.04)       (0.05)
Net realized gains                              (0.37)           (1.70)         (0.37)           (0.36)         (1.46)       (0.23)
Return of capital                                  --               --             --            (0.03)            --           --
                                        -------------       ----------     ----------       ----------     ----------     --------
   Total dividends and distributions
     to shareholders                            (0.38)           (1.70)         (0.37)           (0.41)         (1.50)       (0.28)
                                        -------------       ----------     ----------       ----------     ----------     --------
Net asset value, end of period          $       15.13       $    14.27     $    12.13       $    13.46     $    13.02     $  11.63
                                        =============       ==========     ==========       ==========     ==========     ========
TOTAL RETURN (1)                                 8.80%           32.42%         (7.97)%           6.83%         25.88%       21.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $      10,879       $   11,635     $   10,427       $   16,479     $   16,741     $  5,382
Ratio of expenses to average
  net assets (2)(3)                              1.01%(4)         1.02%          1.00%            1.00%          1.00%        1.03%
Ratio of net investment income
  (loss) to average net assets (3)              (0.41)%(4)        0.03%          0.00%**          0.06%          0.65%        0.62%
Portfolio Turnover                                 33%              81%            93%              85%           100%         108%


----------
*    Less than $0.005 per share
**   Less than 0.005%
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.26% (annualized) and (0.66)% (annualized), respectively, for the six months ended June 30, 2004, 1.26% and (0.22)%, respectively, for the year ended December 31, 2003, 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000 and 1.70% and (0.05)%, respectively, for the year ended December 31, 1999.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio (the "Portfolio"), PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio), NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz-Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A)   VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B)   FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C)   INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D)   DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (E)   ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F)   CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (G)   TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $4,730, of which $610 was accrued during the six months ended June 30, 2004.

(2)  INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3)  INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $3,768,252 and $5,364,021, respectively.

(4)  LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA

Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM, and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the Trust's sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5)  TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                         Chairman, Trustee
Brian S. Shlissel                          President, Secretary & Trustee
V. Lee Barnes                              Trustee
Paul Y. Clinton                            Trustee
Lacy B. Herrmann                           Trustee
Theodore T. Mason                          Trustee
Malcolm Bishopp                            Executive Vice President
Michael Corelli                            Vice President and Portfolio Manager
Mark F. Degenhart                          Vice President and Portfolio Manager
Ben J. Fischer                             Vice President and Portfolio Manager
Colin Glinsman                             Vice President and Portfolio Manager
Louis P. Goldstein                         Vice President and Portfolio Manager
Matthew Greenwald                          Vice President and Portfolio Manager
William Gross                              Vice President and Portfolio Manager
Elisa A. Mazen                             Vice President and Portfolio Manager
Dennis McKechnie                           Vice President and Portfolio Manager
Jaime Michaelson                           Vice President and Portfolio Manager
John Schneider                             Vice President and Portfolio Manager
Robert K. Urquhart                         Vice President and Portfolio Manager
Lawrence G. Altadonna                      Treasurer
Jennifer A. Patula                         Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT


                       PEA SCIENCE & TECHNOLOGY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                   MANAGED BY

                                  [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the PEA Science & Technology Portfolio (the "Portfolio") returned (0.51)% versus 2.22% for its benchmark, the NASDAQ Index (the "Index").

Total Returns for the periods ended June 30, 2004:

                                 6 MONTHS      1 YEAR      3 YEAR*     INCEPTION*\**
     Portfolio                     (0.51)%     21.12%      (14.58)%      (32.12)%

     NASDAQ Index                   2.22%      26.19%       (1.77)%      (14.95)%

*  Average Annual
** Inception Date: April 12, 2000

For the six months ended June 30, 2004 period, electronics company AU Optronics was the Portfolio's top contributor to performance. AU Optronics designs, develops, manufactures and assembles flat panel displays. Other top contributors included Ericsson (telecommunications), Broadcom (electronics), Marvell Technology Group (semiconductors) and QUALCOMM (telecommunications). QUALCOMM is a manufacturer of digital wireless telecommunications products.

OmniVision Technologies (electronics) was the largest detractor from performance during the six months ended June 30, 2004 period. Other top detractors included Enterasys Networks (networking), 3Com (networking), Cypress Semiconductor (semiconductors) and VERITAS Software (software).

                                TOP TEN HOLDINGS
                                (% of net assets)

Texas Instruments, Inc.           4.3%

Taiwan Semiconductor
Manufacturing Co. Ltd. ADR        4.1%

Red Hat, Inc.                     4.1%

Applied Materials, Inc.           4.0%

Flextronics International Ltd.    4.0%

OmniVision Technologies, Inc.     3.9%

Cognizant Technology
Solutions Corp.                   3.9%

Foundry Networks, Inc.            3.8%

QUALCOMM, Inc.                    3.8%

Cymer, Inc.                       3.8%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% of net assets)

ELECTRONICS             22.2%
SEMI-CONDUCTORS         21.0%
NETWORKING              16.4%
TELE-COMMUNICATIONS     14.5%
SOFTWARE                13.9%

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

   SHARES                                                            VALUE
------------                                                      ------------
               COMMON STOCK -- 97.5%
               COMPUTER SERVICES -- 3.9%
      23,200   Cognizant Technology
                Solutions Corp.*                                  $    589,512
                                                                  ------------
               ELECTRONICS -- 22.2%
      11,900   Broadcom Corp.*                                         556,563
      37,700   Flextronics International, Ltd.*                        601,315
      26,100   Micron Technology, Inc.*                                399,591
      37,100   OmniVision Technologies, Inc.*                          591,745
      85,800   Solectron Corp.*                                        555,126
      27,200   Texas Instruments, Inc.                                 657,696
                                                                  ------------
                                                                     3,362,036
                                                                  ------------
               INTERNET -- 5.6%
       5,900   Amazon.com, Inc.*                                       320,960
      20,500   Monster Worldwide, Inc.*                                527,260
                                                                  ------------
                                                                       848,220
                                                                  ------------
               NETWORKING -- 16.4%
      15,500   Cisco Systems, Inc.*                                    367,350
      45,100   EMC Corp.*                                              514,140
      41,500   Foundry Networks, Inc.*                                 583,905
      24,900   Network Appliance, Inc.*                                536,097
      79,200   3Com Corp.*                                             495,000
                                                                  ------------
                                                                     2,496,492
                                                                  ------------
               SEMICONDUCTORS -- 21.0%
      31,000   Applied Materials, Inc.*                                608,220
      15,400   Cymer, Inc.*                                            576,576
      31,700   Cypress Semiconductors Corp.*                           449,823
      17,400   Marvell Technology Group Ltd.*                          464,580
      20,600   National Semiconductor Corp.*                           452,994
      75,747   Taiwan Semiconductor
                Manufacturing Co. Ltd. ADR                             629,459
                                                                  ------------
                                                                     3,181,652
                                                                  ------------
               SOFTWARE -- 13.9%
      10,200   Mercury Interactive Corp.*                              508,266
      26,800   Red Hat, Inc.*                                          615,596
      39,600   Siebel Systems, Inc.*                                   422,928
      20,400   VERITAS Software Corp.*                                 565,080
                                                                  ------------
                                                                     2,111,870
                                                                  ------------
               TELECOMMUNICATIONS -- 14.5%
     113,800   Nortel Networks Corp.*                                  567,862
       8,000   QUALCOMM, Inc.                                          583,840
      17,700   Telefonaktiebolaget
                LM Ericsson ADR*                                       529,584
      17,400   UTStarcom, Inc.*                                        526,350
                                                                  ------------
                                                                     2,207,636
                                                                  ------------
               Total Common Stock
                (cost-$14,621,536)                                  14,797,418
                                                                  ------------
               Total Investments
                (cost-$14,621,536+)              97.5%              14,797,418

               Other assets
                less liabilities                  2.5                  377,398
                                                -----             ------------
               Net Assets                       100.0%            $ 15,174,816
                                                =====             ============

----------
*  Non-income producing security

ADR  -  American Depositary Receipt

+ The cost basis of portfolio securities for federal income tax purposes is $14,621,536. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $949,357; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $773,475; net unrealized appreciation for federal income tax purposes is $175,882.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$14,621,536)                                                $ 14,797,418
Cash                                                                                         375,761
Dividends receivable                                                                          13,513
Receivable for shares of beneficial interest sold                                             10,321
Prepaid expenses                                                                               1,452
                                                                                        ------------
   Total Assets                                                                           15,198,465
                                                                                        ------------

LIABILITIES:
Investment advisory fee payable                                                                7,396
Accrued expenses                                                                              16,253
                                                                                        ------------
   Total Liabilities                                                                          23,649
                                                                                        ------------
      Net Assets                                                                        $ 15,174,816
                                                                                        ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)             $     77,645
Paid-in-capital in excess of par                                                          15,124,303
Net investment loss                                                                          (49,376)
Accumulated net realized loss on investments                                                (153,638)
Net unrealized appreciation of investments                                                   175,882
                                                                                        ------------
      Net Assets                                                                        $ 15,174,816
                                                                                        ============
Shares outstanding                                                                         7,764,502
                                                                                        ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                          $       1.95
                                                                                        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $4,171)                               $     27,071
   Interest                                                                                    2,850
                                                                                        ------------
     Total investment income                                                                  29,921
                                                                                        ------------

EXPENSES:
   Investment advisory fees                                                                   63,437
   Custodian fees                                                                             10,360
   Audit and tax services fees                                                                 8,200
   Reports to shareholders                                                                     4,149
   Transfer agent fees                                                                         2,101
   Trustee's fees and expenses                                                                 1,587
   Miscellaneous                                                                               1,419
                                                                                        ------------
     Total expenses                                                                           91,253
     Less:  investment advisory fees waived                                                  (11,878)
            custody credits earned on cash balances                                              (78)
                                                                                        ------------
     Net expenses                                                                             79,297
                                                                                        ------------
        Net investment loss                                                                  (49,376)
                                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                        1,569,112
   Net change in unrealized appreciation/depreciation of investments                      (1,475,215)
                                                                                        ------------
     Net realized and unrealized gain on investments                                          93,897
                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                         $     44,521
                                                                                        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                            ENDED
                                                                                        JUNE 30, 2004         YEAR ENDED
                                                                                         (UNAUDITED)       DECEMBER 31, 2003
                                                                                      -----------------    -----------------
INVESTMENT OPERATIONS:
Net investment loss                                                                   $         (49,376)   $         (56,382)
Net realized gain on investments                                                              1,569,112            1,347,039
Net change in unrealized appreciation/depreciation of investments                            (1,475,215)           1,611,664
                                                                                      -----------------    -----------------
   Net increase in net assets resulting from investment operations                               44,521            2,902,321
                                                                                      -----------------    -----------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                          7,557,884           15,223,579
Cost of shares redeemed                                                                      (9,183,848)          (2,821,373)
                                                                                      -----------------    -----------------
   Net increase (decrease) in net assets from share transactions                             (1,625,964)          12,402,206
                                                                                      -----------------    -----------------
     Total increase (decrease) in net assets                                                 (1,581,443)          15,304,527

NET ASSETS:
Beginning of period                                                                          16,756,259            1,451,732
                                                                                      -----------------    -----------------
End of period (including net investment loss of $49,376 at June 30, 2004)             $      15,174,816    $      16,756,259
                                                                                      =================    =================

SHARES ISSUED AND REDEEMED:
Issued                                                                                        3,856,591            8,991,416
Redeemed                                                                                     (4,637,698)          (1,651,938)
                                                                                      -----------------    -----------------
   Net increase (decrease)                                                                     (781,107)           7,339,478
                                                                                      =================    =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS                                                        FOR THE PERIOD
                                           ENDED                    YEAR ENDED DECEMBER 31,               APRIL 12, 2000*
                                       JUNE 30, 2004        ----------------------------------------          THROUGH
                                        (UNAUDITED)            2003           2002           2001        DECEMBER 31, 2000
                                       -------------        ----------     ----------     ----------     -----------------
Net asset value, beginning of period     $    1.96          $     1.20     $     2.38     $     6.07        $    10.00
                                         ---------          ----------     ----------     ----------        ----------

INVESTMENT OPERATIONS:
Net investment loss                          (0.01)              (0.01)         (0.01)         (0.02)            (0.03)
Net realized and unrealized
    gain (loss) on investments                0.00**              0.77          (1.17)         (3.67)            (3.90)
                                         ---------          ----------     ----------     ----------        ----------
   Total from investment operations          (0.01)               0.76          (1.18)         (3.69)            (3.93)
                                         ---------          ----------     ----------     ----------        ----------
Net asset value, end of period           $    1.95          $     1.96     $     1.20     $     2.38        $     6.07
                                         =========          ==========     ==========     ==========        ==========
TOTAL RETURN (1)                             (0.51)%             63.33%        (49.58)%       (60.79)%          (39.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)        $  15,175          $   16,756     $    1,452     $    1,033        $    1,822
Ratio of expenses to
   average net assets (2)(3)                  1.00%(4)            1.02%          1.08%          1.05%             1.04%(4)
Ratio of net investment loss to
   average net assets (3)                    (0.62)%(4)          (0.79)%        (0.84)%        (0.77)%           (0.39)%(4)
Portfolio Turnover                             106%                126%           134%           104%               79%

----------
*    Commencement of operations
**   Less than $0.005.
(1)  Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.15% (annualized) and (0.77)% (annualized), respectively, for the six months ended June 30, 2004, 1.48% and (1.26)%, respectively, for the year ended December 31, 2003, 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period April 12, 2000 (commencement of operations) through December 31, 2000.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio (the "Portfolio"), PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeds 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 pm Eastern time) on the New York Stock Exchange.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the six months ended June 30, 2004, the Investment Adviser paid the Sub-Adviser $31,719, of which $4,919 was payable at June 30, 2004.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $16,789,989 and $18,333,209, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                          Chairman, Trustee
Brian S. Shlissel                           President, Secretary & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcolm Bishopp                             Executive Vice President
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jaime Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEACapital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                            MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap U.S. Government Income Portfolio (the "Portfolio") returned (0.64)% versus (0.15)% for its benchmark, the Lehman Brothers Intermediate Government Bond Index.

Total Returns for the periods ended June 30, 2004:

                                         6 MONTHS    1 YEAR    3 YEAR*   5 YEAR*   INCEPTION*/**
   Portfolio                                (0.64)%   (1.66)%    4.68%     5.47%        5.91%

   Lehman Brothers Intermediate
   Government Bond Index                    (0.15)%   (0.48)%    5.50%     6.26%        6.86%

*  Average Annual
** Inception Date: January 3, 1995

The Portfolio invests primarily in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, the Portfolio may also purchase mortgage-backed securities. At June 30, 2004, the Portfolio's average maturity and average duration was 3.80 years and 3.33 years, respectively.

                                  TOP HOLDINGS
                                (% of net assets)

U.S. Treasury Securities                             52.1%

Tennessee Valley Authority                           14.5%

Federal Home Loan Bank                                6.8%

Commercial Credit Group Inc.                          5.3%

Freddie Mac                                           5.0%

General Electric Capital Corp.                        4.0%

National Rural Utilities Cooperative Fin. Corp.       3.3%

Fannie Mae                                            2.7%

Federal Farm Credit Corp.                             2.7%

Government National Mortgage  Association             2.7%

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                                        VALUE
---------                                                                   -----------
           CORPORATE BONDS -- 12.6%
           FINANCIAL SERVICES -- 9.3%
$     375  Commercial Credit Group Inc., 7.75%, 3/1/05                      $   388,595
      275  General Electric Capital Corp., 6.00%, 6/15/12                       290,204
                                                                            -----------
                                                                                678,799
                                                                            -----------
           UTILITIES -- 3.3%
      225  National Rural Utilities, 6.00%, 5/15/06                             236,776
                                                                            -----------
             Total Corporate Bonds (cost-$878,715)                              915,575
                                                                            -----------
           MORTGAGE-RELATED SECURITIES -- 17.2%
           Fannie Mae,
      198    5.00%-9.50%, 12/1/06-12/1/19                                       199,822
           Federal Home Loan Bank,
      500    2.25%, 5/15/06                                                     494,375
           Freddie Mac,
      175    5.875%, 3/21/11                                                    183,943
      175    6.375%, 8/1/11                                                     181,448
           Government National Mortgage Association,
      189    6.50%, 3/15/32                                                     197,787
                                                                            -----------
             Total Mortgage-Related Securities (cost-$1,242,674)              1,257,375
                                                                            -----------
           U.S. GOVERNMENT AGENCIES -- 17.2%
      200  Federal Farm Credit Bank Corp., 2.125%, 8/15/05                      199,502
    1,000  Tennessee Valley Authority, 5.375%, 11/13/08                       1,052,786
                                                                            -----------
             Total U.S. Government Agencies (cost-$1,198,621)                 1,252,288
                                                                            -----------
           U.S. TREASURY BONDS & NOTES -- 52.1%
      200    1.625%, 2/28/06                                                    197,070
      500    1.875%, 11/30/05                                                   496,543
    1,050    2.625%, 5/15/08-3/15/09                                          1,012,777
      750    3.00%, 11/15/07                                                    742,910
      250    5.75%, 8/15/10                                                     272,578
      950    6.50%, 2/15/10                                                   1,070,457
                                                                            -----------
             Total U.S. Treasury Bonds & Notes (cost-$3,784,039)              3,792,335
                                                                            -----------
             Total Investments (cost-$7,104,049+)                    99.1%    7,217,573

             Other assets less liabilities                            0.9        65,174
                                                                    -----   -----------
             Net Assets                                             100.0%  $ 7,282,747
                                                                    =====   ===========

----------
+ The cost basis of portfolio securities for federal income tax purposes is $7,104,049. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $182,542; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $69,018; net unrealized appreciation for federal income tax purposes is $113,524.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$7,104,049)                                        $ 7,217,573
Cash                                                                                29,368
Interest receivable                                                                 69,761
Prepaid expenses                                                                     1,043
                                                                               -----------
   Total Assets                                                                  7,317,745
                                                                               -----------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                   9,058
Dividends payable                                                                    7,882
Investment advisory fee payable                                                      1,962
Accrued expenses                                                                    16,096
                                                                               -----------
   Total Liabilities                                                                34,998
                                                                               -----------
     Net Assets                                                                $ 7,282,747
                                                                               ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)    $     6,905
Paid-in-capital in excess of par                                                 7,156,599
Dividends in excess of net investment income                                        (4,672)
Accumulated net realized gain on investments                                        10,391
Net unrealized appreciation of investments                                         113,524
                                                                               -----------
     Net Assets                                                                $ 7,282,747
                                                                               ===========
Shares outstanding                                                                 690,544
                                                                               -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $     10.55
                                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                    $   149,900
                                                                               -----------
EXPENSES:
   Investment advisory fees                                                         23,068
   Audit and tax services fees                                                       7,869
   Custodian fees                                                                    6,143
   Reports to shareholders                                                           4,292
   Transfer agent fees                                                               1,548
   Trustees' fees and expenses                                                       1,173
   Miscellaneous                                                                       743
                                                                               -----------
     Total expenses                                                                 44,836
     Less: investment advisory fees waived                                          (6,111)
           custody credits earned on cash balances                                    (279)
                                                                               -----------
     Net expenses                                                                   38,446
                                                                               -----------
        Net investment income                                                      111,454
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                 11,018
   Net change in unrealized appreciation/depreciation of investments              (170,598)
                                                                               -----------
     Net realized and unrealized loss on investments                              (159,580)
                                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                $   (48,126)
                                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED        YEAR ENDED
                                                                                  JUNE 30, 2004   DECEMBER 31,
                                                                                   (UNAUDITED)        2003
                                                                                  -------------   ------------
INVESTMENT OPERATIONS:
Net investment income                                                             $     111,454   $    254,122
Net realized gain on investments                                                         11,018         89,123
Net change in unrealized appreciation/depreciation of investments                      (170,598)      (221,584)
                                                                                  -------------   ------------
   Net increase (decrease) in net assets resulting from investment operations           (48,126)       121,661
                                                                                  -------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                  (115,738)      (254,122)
Net realized gains                                                                      (87,904)      (113,063)
                                                                                  -------------   ------------
   Total dividends and distributions to shareholders                                   (203,642)      (367,185)
                                                                                  -------------   ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                    134,776        791,187
Reinvestment of dividends and distributions                                             195,760        367,185
Cost of shares redeemed                                                                (826,461)    (2,045,650)
                                                                                  -------------   ------------
   Net decrease in net assets from share transactions                                  (495,925)      (887,278)
                                                                                  -------------   ------------
     Total decrease in net assets                                                      (747,693)    (1,132,802)

NET ASSETS:
Beginning of period                                                                   8,030,440      9,163,242
                                                                                  -------------   ------------
End of period (including dividends in excess of net investment income of $4,672
  and $388, respectively)                                                         $   7,282,747   $  8,030,440
                                                                                  =============   ============
SHARES ISSUED AND REDEEMED:
Issued                                                                                   12,529         71,523
Issued in reinvestment of dividends and distributions                                    18,145         33,295
Redeemed                                                                                (76,989)      (185,067)
                                                                                  -------------   ------------
   Net decrease                                                                         (46,315)       (80,249)
                                                                                  =============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED DECEMBER 31,
                                     JUNE 30, 2004        -------------------------------------------------------
                                       (UNAUDITED)         2003        2002        2001        2000        1999
                                     -------------        -------     -------     -------     -------     -------
Net asset value, beginning
   of period                         $       10.90        $ 11.21     $ 10.71     $ 10.50     $ 10.00     $ 10.66
                                     -------------        -------     -------     -------     -------     -------
INVESTMENT OPERATIONS:
Net investment income                         0.16           0.32        0.46        0.47        0.51        0.49
Net realized and unrealized
   gain (loss) on investments                (0.23)         (0.17)       0.55        0.21        0.50       (0.66)
                                     -------------        -------     -------     -------     -------     -------
   Total from investment
     operations                              (0.07)          0.15        1.01        0.68        1.01       (0.17)
                                     -------------        -------     -------     -------     -------     -------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                        (0.16)         (0.32)      (0.46)      (0.47)      (0.51)      (0.49)
Net realized gains                           (0.12)         (0.14)      (0.05)         --          --          --
                                     -------------        -------     -------     -------     -------     -------
   Total dividends and
     distributions to shareholders           (0.28)         (0.46)      (0.51)      (0.47)      (0.51)      (0.49)
                                     -------------        -------     -------     -------     -------     -------
Net asset value, end of period       $       10.55        $ 10.90     $ 11.21     $ 10.71     $ 10.50     $ 10.00
                                     =============        =======     =======     =======     =======     =======
TOTAL RETURN (1)                             (0.64)%         1.34%       9.67%       6.57%      10.39%      (1.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)    $       7,283        $ 8,030     $ 9,163     $ 9,028     $ 9,436     $ 9,830
Ratio of expenses to average
   net assets (2)                             1.01%(3)(4)    1.02%(3)    0.97%       1.00%(3)    1.01%(3)    0.95%
Ratio of net investment
   income to average
   net assets                                 2.90%(3)(4)    2.93%(3)    3.88%       4.40%(3)    5.04%(3)    4.78%
Portfolio Turnover                              30%            56%         68%         60%         35%         69%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During certain periods indicated above, the Investment Adviser waived a portion of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.17% (annualized) and 2.74% (annualized), respectively, for the six months ended June 30, 2004, 1.05% and 2.89%, respectively, for the year ended December 31, 2003, 1.05% and 4.35%, respectively, for the year ended December 31, 2001, and 1.11% and 4.94%, respectively, for the year ended December 31, 2000.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio (the "Portfolio"), OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term invsetments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $5,057 of which $448 was accrued during the six months ended June 30, 2004.

(2) INVESTMENT ADVISORY FEE
The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.60%. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES
For the six months ended June 30, 2004, purchases and sales of securities, other than short-term and government securities, aggregated $2,306,945 and $2,603,238, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES
On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                          Chairman, Trustee
Brian S. Shlissel                           President, Secretary & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcolm Bishopp                             Executive Vice President
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jaime Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT


                            PEA RENAISSANCE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                               MANAGED BY

                                               [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the PEA Renaissance Portfolio (the "Portfolio") returned 6.71% versus 7.17% for its benchmark, the Russell Mid Cap Value Index (the "Index"). For the one year period, the Portfolio outperformed its benchmark, returning 41.72% compared to 30.81% for the Index. Since its inception on July 10, 2002, the Portfolio's average annual return of 21.46% exceeded the 19.08% return for the Index.

For the six months ended June 30, 2004, retailer J.C. Penney was the Portfolio's top contributor to performance. J.C. Penney is a department store retailer operating in the United States, Puerto Rico and Brazil. The company's business consists of providing merchandise and services to consumers through department stores, catalogs and the internet. Other top contributors to performance included Reliant Resources (utilities), Micron Technology (electronics), AmeriCredit (financing) and Smithfields Foods (food & beverage).

Navistar International (automotive) was the largest detractor from performance during the six months ended June 30, 2004. Other top detractors included Sanmina-SCI (electronics), Swift Transportation (transportation), Bowater (paper products) and Tenet Healthcare (healthcare).

                                  TOP TEN HOLDINGS
                                  (% of net assets)

Navistar International Corp., Inc.      2.4%

CIT Group, Inc.                         2.2%

Reliant Resources, Inc.                 1.8%

Sanmina-SCI Corp.                       1.8%

J.P. Morgan Chase & Co.                 1.7%

Bowater, Inc.                           1.7%

AmeriCredit Corp.                       1.6%

J.C. Penney Co., Inc.                   1.6%

Micron Technology, Inc.                 1.5%

CSX Corp.                               1.5%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% of net assets)

ELECTRONICS                 5.5%
CHEMICALS                   4.4%
AUTOMOTIVE                  4.2%
FINANCING                   3.8%
UTILITIES                   3.7%

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

  SHARES                                                                 VALUE
  ------                                                              ------------
             COMMON STOCK -- 49.2%
             AEROSPACE/DEFENSE -- 0.1%
       700   Boeing Co.                                               $     35,763
                                                                      ------------
             AIRLINES -- 0.6%
    13,900   AMR Corp.*                                                    168,329
    10,700   Delta Air Lines, Inc.*                                         76,184
                                                                      ------------
                                                                           244,513
                                                                      ------------
             AUTOMOTIVE -- 4.2%
    13,600   ArvinMeritor, Inc.                                            266,152
    11,500   Cooper Tire & Rubber Co.                                      264,500
    26,300   Navistar International Corp.*                               1,019,388
    23,600   Visteon Corp.                                                 275,412
                                                                      ------------
                                                                         1,825,452
                                                                      ------------
             BANKING -- 0.3%
     2,300   Comerica, Inc.                                                126,224
                                                                      ------------
             CHEMICALS -- 4.4%
    25,186   Crompton Corp.                                                158,672
     7,600   Eastman Chemical Co.                                          351,348
     7,900   FMC Corp.*                                                    340,569
    18,200   IMC Global, Inc.*                                             243,880
     2,200   Imperial Chemical Industries plc
               ADR                                                          37,290
    21,600   Lyondell Chemical Co.                                         375,624
     9,200   Millennium Chemicals, Inc.*                                   159,344
    13,600   Olin Corp.                                                    239,632
    12,000   Solutia, Inc.*                                                  2,760
                                                                      ------------
                                                                         1,909,119
                                                                      ------------
             CONSULTING SERVICES -- 0.4%
    18,400   BearingPoint, Inc.*                                           163,208
                                                                      ------------
             CONTAINERS & PACKING -- 0.2%
     4,000   Smurfit-Stone Container Corp.*                                 79,800
                                                                      ------------
             DIVERSIFIED MANUFACTURING -- 0.9%
    11,600   Tyco International Ltd.                                       384,424
                                                                      ------------
             ELECTRONICS -- 5.5%
     9,000   Arrow Electronics, Inc.*                                      241,380
     8,600   Avnet, Inc.*                                                  195,220
    41,500   Micron Technology, Inc.*.                                     635,365
    83,700   Sanmina-SCI Corp.*                                            761,670
    77,300   Solectron Corp.*                                              500,131
     1,500   Thomas & Betts Corp.*                                          40,845
                                                                      ------------
                                                                         2,374,611
                                                                      ------------
             FINANCIAL SERVICES -- 2.1%
     2,600   Freddie Mac                                                   164,580
    19,000   J.P. Morgan Chase & Co.                                       736,630
                                                                      ------------
                                                                           901,210
                                                                      ------------
             FINANCING -- 3.8%
    35,500   AmeriCredit Corp.*                                            693,315
    24,900   CIT Group, Inc.                                               953,421
                                                                      ------------
                                                                         1,646,736
                                                                      ------------
             FOOD & BEVERAGE -- 2.0%
    18,500   Safeway, Inc.*                                                468,790
    13,900   Smithfield Foods, Inc.*                                       408,660
                                                                      ------------
                                                                           877,450
                                                                      ------------
             HEALTHCARE -- 0.8%
    24,700   Tenet Healthcare Corp.*                                       331,227
                                                                      ------------
             INSURANCE -- 2.8%
     6,800   American Equity Investment Life
               Holding Co.                                                  67,660
     2,850   CIGNA Corp.                                                   196,108
     2,700   Conseco, Inc.*                                                 53,730
       900   Fairfax Financial Holdings Ltd.                               153,414
     4,700   Loews Corp.                                                   281,812
     3,200   PMI Group, Inc.                                               139,264
     2,100   Old Republic International Corp.                               49,812
    16,660   UnumProvident Corp.                                           264,894
                                                                      ------------
                                                                         1,206,694
                                                                      ------------
             INVESTMENT COMPANIES -- 3.4%
     8,900   Apollo Investment Corp.                                       122,553
     8,000   iShares S&P 500 Barra Value Index
               Fund                                                        458,240
     7,500   iShares Russell 1000 Value Index
               Fund                                                        450,450
     3,900   Standard & Poor's Depository
               Receipts Trust Series 1                                     446,667
                                                                      ------------
                                                                         1,477,910
                                                                      ------------
             METALS & MINING -- 1.3%
     5,400   Alcan, Inc.                                                   223,560
    13,000   Timken Co.                                                    344,370
                                                                      ------------
                                                                           567,930
                                                                      ------------
             MULTI-MEDIA -- 2.1%
    37,014   Liberty Media Corp.*                                          332,756
     5,130   Liberty Media International, Inc.*                            190,323
    52,900   UnitedGlobalCom, Inc.                                         384,054
                                                                      ------------
                                                                           907,133
                                                                      ------------

  SHARES                                                                 VALUE
----------                                                            ------------
             COMMON STOCK (CONCLUDED)
             OIL & GAS -- 1.2%
       500   ENSCO International, Inc.                                $     14,550
    30,478   Pride International, Inc.*                                    521,479
                                                                      ------------
                                                                           536,029
                                                                      ------------
             PAPER PRODUCTS -- 2.3%
    37,200   Abitibi-Consolidated, Inc.                                    255,936
    17,500   Bowater, Inc                                                  727,825
                                                                      ------------
                                                                           983,761
                                                                      ------------
             RETAIL -- 2.3%
     8,600   Hollywood Entertainment Corp.*                                114,896
    17,800   J.C. Penney Co., Inc                                          672,128
     1,300   Payless Shoesource, Inc.                                       19,383
    12,000   United Rentals, Inc.                                          214,680
                                                                      ------------
                                                                         1,021,087
                                                                      ------------
             SEMICONDUCTORS -- 0.8%
     2,900   Kulicke and Soffa Industries, Inc.*                            31,784
    14,100   Teradyne, Inc.*                                               320,070
                                                                      ------------
                                                                           351,854
                                                                      ------------
             SOFTWARE -- 0.6%
     8,000   Take Two Interactive Software, Inc.                           245,120
                                                                      ------------
             TELECOMMUNICATIONS -- 0.1%
     3,600   IDT Corp.                                                      66,384
                                                                      ------------
             TOBACCO -- 0.5%
     8,337   Loews Corp. - Carolina Group                                  204,673
                                                                      ------------
             TRANSPORTATION -- 2.4%
    19,300   CSX Corp.                                                     632,461
       900   Overnite Corp.*                                                26,460
    20,500   Swift Transportation Co., Inc.*                               367,975
                                                                      ------------
                                                                         1,026,896
                                                                      ------------
             UTILITIES -- 3.7%
    11,200   AES Corp.                                                     111,216
    18,100   Allegheny Energy, Inc.*                                       278,921
    15,500   PG&E Corp.*                                                   433,070
    72,900   Reliant Resources, Inc.*                                      789,507
                                                                      ------------
                                                                         1,612,714
                                                                      ------------
             WASTE MANAGEMENT -- 0.4%
    12,600   Allied Waste Industries, Inc.*                                166,068
                                                                      ------------

                Total Common Stock
                 (cost-$18,734,445)                                     21,273,990
                                                                      ------------
             FOREIGN COMMON STOCK -- 0.9%
             BELGIUM -- 0.1%
             RETAIL -- 0.1%
     1,000   Delhaize Group                                                 51,221
                                                                      ------------
             CANADA -- 0.4%
             FORESTRY -- 0.4%
    21,100   Tembec, Inc.*                                                 162,901
                                                                      ------------
             FRANCE -- 0.3%
             AEROSPACE/DEFENSE -- 0.3%
     6,600   Societe Natioanle d'Etude et de
               Construction de Moteurs d'Avion*                            129,435
                                                                      ------------
             UNITED KINGDOM -- 0.1%
             CHEMICALS -- 0.1%
    15,200   Imperial Chemical Industries                                   63,517
                                                                      ------------
                Total Foreign Common Stock
                 (cost-$356,970).                                          407,074
                                                                      ------------

PRINCIPAL
 AMOUNT
----------
             CONVERTIBLE BONDS -- 0.0%
$    3,000   Micron Technology, Inc., 2.50%
               2/1/10 (a) (cost-$3,000)                                      4,245
                                                                      ------------
                Total Investments
                 (cost-$19,094,415+)                           50.1%    21,685,309

                Other assets less
                 liabilities                                   49.9     21,600,662
                                                              -----   ------------
                Net Assets                                    100.0%  $ 43,285,971
                                                              =====   ============

----------
*   Non-income producing security
ADR - American Depositary Receipt
(a) 144A Security--security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

+ The cost basis of portfolio securities for federal income tax purposes is $19,094,415. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,744,673; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $153,779; net unrealized appreciation for federal income tax purposes is $2,590,894.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$19,094,415)                                                 $    21,685,309
Cash                                                                                           3,348,536
Receivable for shares of beneficial interest sold                                             19,093,057
Dividends and interest receivable                                                                 14,426
Prepaid Expenses                                                                                     887
                                                                                         ---------------
   Total Assets                                                                               44,142,215
                                                                                         ---------------

LIABILITIES:
Payable for investments purchased                                                                825,797
Investment advisory fee payable                                                                   13,697
Payable for shares of beneficial interest redeemed                                                 8,347
Accrued expenses                                                                                   8,403
                                                                                         ---------------
   Total Liabilities                                                                             856,244
                                                                                         ---------------
      Net Assets                                                                         $    43,285,971
                                                                                         ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)              $        29,875
Paid-in-capital in excess of par                                                              40,026,591
Net investment loss                                                                               (4,645)
Accumulated net realized gain on investments                                                     643,256
Net unrealized appreciation of investments and foreign currency transactions                   2,590,894
                                                                                         ---------------
      Net Assets                                                                         $    43,285,971
                                                                                         ===============
Shares outstanding                                                                             2,987,467
                                                                                         ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                           $         14.49
                                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $617)                                   $        83,256
                                                                                         ---------------
EXPENSES:
  Investment advisory fees                                                                        70,334
  Custodian fees                                                                                  18,716
  Audit and tax services fees                                                                      8,355
  Transfer agent fees                                                                              2,235
  Reports to shareholders                                                                          1,133
  Trustee's fees and expenses                                                                        858
  Miscellaneous                                                                                    1,049
                                                                                         ---------------
    Total expenses                                                                               102,680
    Less: investment advisory fees waived                                                         (6,755)
          custody credits earned on cash balances                                                 (8,008)
                                                                                         ---------------
    Net expenses                                                                                  87,917
                                                                                         ---------------
       Net investment loss                                                                        (4,661)
                                                                                         ---------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                                               670,440
  Net change in unrealized appreciation/depreciation of investments and foreign
    currency transactions                                                                        547,294
                                                                                         ---------------
    Net realized and unrealized gain on investments                                            1,217,734
                                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                          $     1,213,073
                                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 2004          YEAR ENDED
                                                                                       (UNAUDITED)       DECEMBER 31, 2003
                                                                                     ---------------    ------------------
INVESTMENT OPERATIONS:
Net investment income (loss)                                                         $        (4,661)   $            1,717
Net realized gain on investments                                                             670,440               175,183
Net change in unrealized appreciation/depreciation of investments and foreign
  currency transactions                                                                      547,294             2,144,418
                                                                                     ---------------    ------------------
  Net increase in net assets resulting from investment operations                          1,213,073             2,321,318
                                                                                     ---------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                             --                (2,133)
Net realized gains on investments                                                            (85,157)              (96,710)
                                                                                     ---------------    ------------------
  Total dividends and distributions to shareholders                                          (85,157)              (98,843)
                                                                                     ---------------    ------------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                      31,744,652            10,296,821
Reinvestment of dividends and distributions                                                   85,157                98,843
Cost of shares redeemed                                                                   (2,192,278)             (997,386)
                                                                                     ---------------    ------------------
  Net increase in net assets from share transactions                                      29,637,531             9,398,278
                                                                                     ---------------    ------------------
    Total increase in net assets                                                          30,765,447            11,620,753
NET ASSETS:
Beginning of period                                                                       12,520,524               899,771
                                                                                     ---------------    ------------------
End of period (including net investment loss and undistributed net investment
  income of $4,645 and $16, respectively)                                            $    43,285,971    $       12,520,524
                                                                                     ===============    ==================
SHARES ISSUED AND REDEEMED:
Issued                                                                                     2,219,792               889,651
Issued in reinvestment of dividends and distributions                                          6,022                 7,241
Redeemed                                                                                    (155,886)              (81,727)
                                                                                     ---------------    ------------------
  Net increase                                                                             2,069,928               815,165
                                                                                     ===============    ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                 SIX MONTHS                                   FOR THE PERIOD
                                                                   ENDED                                      JULY 10, 2002*
                                                                JUNE 30, 2004            YEAR ENDED              THROUGH
                                                                 (UNAUDITED)          DECEMBER 31, 2003     DECEMBER 31, 2002
                                                               ---------------        -----------------     ------------------
Net asset value, beginning of period                           $         13.65        $            8.79     $            10.00
                                                               ---------------        -----------------     ------------------
INVESTMENT OPERATIONS:
Net investment income (loss)                                             (0.00)**                  0.00**                 0.00**
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                           0.91                     4.97                  (1.21)
                                                               ---------------        -----------------     ------------------
  Total from investment operations                                        0.91                     4.97                  (1.21)
                                                               ---------------        -----------------     ------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                                                       --                    (0.00)**                  --
Net realized gains                                                       (0.07)                   (0.11)                    --
                                                               ---------------        -----------------     ------------------
  Total dividends and distributions
    to shareholders                                                      (0.07)                   (0.11)                    --
                                                               ---------------        -----------------     ------------------
Net asset value, end of period                                 $         14.49        $           13.65     $             8.79
                                                               ===============        =================     ==================
TOTAL RETURN (1)                                                          6.71%                   56.53%                (12.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                              $        43,286        $          12,521     $              900
Ratio of expenses to average net assets (2)(3)                            1.09%(4)                 1.08%                  1.06%(4)
Ratio of net investment income (loss) to
  average net assets (3)                                                 (0.05)%(4)                0.04%                  0.10%(4)
Portfolio Turnover                                                          17%                      45%                    36%

----------
  *  Commencement of operations.
 **  Less than $0.005.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.17% (annualized) and (0.13)% (annualized), respectively for the six months ended June 30, 2004, 1.71% and (0.59)%, respectively, for year ended December 31, 2003, and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operation) through December 31, 2002.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio (the "Portfolio"), NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 PM Eastern time) on the New York Stock Exchange.

   (B)  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C)  INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E)  ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the six months ended June 30, 2004, the Investment Adviser paid the Sub-Adviser $35,071, of which $7,187 was payable at June 30, 2004.

At June 30, 2004, approximately 3.4% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser.

(3) INVESTMENTS IN SECURITIES

For the year ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $11,949,241 and $2,763,643, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                       Chairman, Trustee
Brian S. Shlissel                        President, Secretary & Trustee
V. Lee Barnes                            Trustee
Paul Y. Clinton                          Trustee
Lacy B. Herrmann                         Trustee
Theodore T. Mason                        Trustee
Malcolm Bishopp                          Executive Vice President
Michael Corelli                          Vice President and Portfolio Manager
Mark F. Degenhart                        Vice President and Portfolio Manager
Ben J. Fischer                           Vice President and Portfolio Manager
Colin Glinsman                           Vice President and Portfolio Manager
Louis P. Goldstein                       Vice President and Portfolio Manager
Matthew Greenwald                        Vice President and Portfolio Manager
William Gross                            Vice President and Portfolio Manager
Elisa A. Mazen                           Vice President and Portfolio Manager
Dennis McKechnie                         Vice President and Portfolio Manager
Jaime Michaelson                         Vice President and Portfolio Manager
John Schneider                           Vice President and Portfolio Manager
Robert K. Urquhart                       Vice President and Portfolio Manager
Lawrence G. Altadonna                    Treasurer
Jennifer A. Patula                       Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opionion hereon.

                               PIMCO ADVISORS VIT


                             OPCAP MANAGED PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                               MANAGED BY

                                               [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap Managed Portfolio (the "Portfolio") returned 2.58% versus 3.44% for its benchmark, the S&P 500 Index.

Total Returns for the periods ended June 30, 2004:

                                      6 MONTHS     1 YEAR      3 YEAR*     5 YEAR*     10 YEAR*   INCEPTION*\**
     Portfolio                            2.58%     15.04%       (0.52)%      1.19%       10.36%     12.96%
     S&P 500 Index                        3.44%     19.11%       (0.70)%     (2.21)%      11.85%     12.01%

* Average Annual
**Inception Date: August 1, 1988

For the six months ended June 30, 2004, Tyco International (diversified manufacturing) was the Portfolio's top contributor to performance. Tyco organizes its businesses into five segments, including fire and security, electronics, and healthcare. AT&T Wireless (telecommunications), a provider of wireless voice and data services and products, was another top contributor to performance. Other top contributors included Nucor (metals & mining), ConocoPhillips (oil & gas) and Freddie Mac (financial services).

Sears Roebuck (retail) was the largest detractor from performance during the six months ended June 30, 2004. Other top detractors included Nokia
(telecommunications), Sanofi-Synthelabo (drugs & medical products), Wal-Mart Stores (retail) and EchoStar Communications (multi-media).

                                TOP TEN HOLDINGS
                                (% of net assets)

DIRECTV Group, Inc.             4.3%

Tyco International Ltd.         3.9%

ConocoPhillips                  3.0%

Sears, Roebuck & Co.            2.9%

Intel Corp.                     2.7%

Wal-Mart Stores, Inc.           2.6%

Textron, Inc.                   2.5%

Citigroup, Inc.                 2.5%

Dell, Inc.                      2.4%

General Electric Co.            2.3%

[CHART]

                       TOP FIVE INDUSTRIES -- COMMON STOCK
                                (% of net assets)

FINANCIAL SERVICES               13.2%
RETAIL                            9.8%
DIVERSIFIED MANUFACTURING         9.2%
MULTI-MEDIA                       6.4%
DRUGS & MEDICAL PRODUCTS          4.0%

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

    SHARES                                                  VALUE
    ------                                            ----------------
             COMMON STOCK -- 73.2%
             AUTOMOTIVE -- 1.2%
    74,600   Harley-Davidson, Inc.                    $      4,620,724
                                                      ----------------

             BUSINESS SERVICES -- 1.5%
   125,200   ChoicePoint, Inc. (a)                           5,716,632
                                                      ----------------

             COMPUTER SOFTWARE -- 0.8%
    66,500   Dassault Systemes S.A.-ADR                      3,116,789
                                                      ----------------

             COMPUTERS -- 2.4%
   260,700   Dell, Inc. (a)                                  9,338,274
                                                      ----------------

             CONSUMER PRODUCTS -- 0.8%
    77,000   Sherwin-Williams, Co.                           3,199,350
                                                      ----------------

             DIVERSIFIED MANUFACTURING -- 9.2%
   278,000   General Electric Co.                            9,007,200
    42,000   Honeywell International, Inc.                   1,538,460
   166,000   Textron, Inc.                                   9,852,100
   459,600   Tyco International Ltd.                        15,231,144
                                                      ----------------
                                                            35,628,904
                                                      ----------------

             DRUGS & MEDICAL PRODUCTS -- 4.0%
   210,400   Pfizer, Inc.                                    7,212,512
   232,100   Wyeth                                           8,392,736
                                                      ----------------
                                                            15,605,248
                                                      ----------------

             ELECTRONICS -- 0.4%
    92,800   Flextronics International Ltd. (a)              1,480,160
                                                      ----------------

             FIBER OPTICS -- 1.7%
 1,741,300   JDS Uniphase Corp. (a)                          6,599,527
                                                      ----------------

             FINANCIAL SERVICES -- 13.2%
   146,000   American Express Co.                            7,501,480
   183,800   Bank of New York Co., Inc.                      5,418,424
   207,566   Citigroup, Inc.                                 9,651,819
   119,000   Fannie Mae                                      8,491,840
    94,000   Freddie Mac                                     5,950,200
    75,700   Merrill Lynch & Co., Inc.                       4,086,286
    76,900   Morgan Stanley & Co., Inc.                      4,058,013
   110,100   Wells Fargo & Co.                               6,301,023
                                                      ----------------
                                                            51,459,085
                                                      ----------------

             HEALTHCARE -- 3.9%
    83,000   Aetna, Inc.                                     7,055,000
    90,700   Amgen, Inc. (a)                                 4,949,499
    28,400   WellPoint Health
              Networks, Inc. (a)                             3,181,084
                                                      ----------------
                                                            15,185,583
                                                      ----------------

             INSURANCE -- 1.2%
    64,700   American International
               Group, Inc.                                   4,611,816
                                                      ----------------

             LEISURE -- 2.9%
    86,800   Carnival Corp.                                  7,075,830
   163,000   Royal Caribbean Cruises Ltd.                    4,079,600
                                                      ----------------
                                                            11,155,430
                                                      ----------------

             METALS & MINING -- 4.0%
   191,000   Inco Ltd. (a)                                   6,600,960
   115,000   Nucor Corp.                                     8,827,400
                                                      ----------------
                                                            15,428,360
                                                      ----------------

             MULTI-MEDIA -- 6.4%
   985,022   DIRECTV Group, Inc. (a)                        16,843,876
   138,600   EchoStar
               Communications Corp. (a)                      4,261,950
   114,000   Viacom, Inc.                                    4,072,080
                                                      ----------------
                                                            25,177,906
                                                      ----------------

             OIL & GAS -- 3.6%
    27,000   ChevronTexaco Corp.                             2,540,970
   152,000   ConocoPhillips                                 11,596,080
                                                      ----------------
                                                            14,137,050
                                                      ----------------

             PAPER PRODUCTS -- 1.6%
   140,800   International Paper Co.                         6,293,760
                                                      ----------------

             RETAIL -- 9.8%
   113,800   Abercromble & Fitch Co.                         4,409,750
   190,000   Dollar General Corp.                            3,716,400
    51,000   Kohl's Corp. (a)                                2,156,280
   342,600   Office Depot, Inc. (a)                          6,135,966
   301,700   Sears, Roebuck and Co.                         11,392,192
   190,000   Wal-Mart Stores, Inc.                          10,024,400
                                                      ----------------
                                                            37,834,988
                                                      ----------------

             SEMICONDUCTORS -- 2.7%
   375,400   Intel Corp.                                    10,361,040
                                                      ----------------

    SHARES                                                  VALUE
    ------                                            ----------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATIONS -- 1.9%
   499,400   Nokia Corp. ADR                          $      7,261,276
                                                      ----------------
               Total Common Stock
                (cost-$248,854,093)                        284,211,902
                                                      ----------------

PRINCIPAL
 AMOUNT
  (000)
----------
             CORPORATE BONDS & NOTES -- 0.6%
             AIRLINES -- 0.1%
$      495   United Air Trust,
               11.56%, 5/27/06 (a) (b) (c) (d)                  99,753
     1,861   United Air Lines, Inc.,
               8.03%, 7/1/11 (e)                               382,678
                                                      ----------------
                                                               482,431
                                                      ----------------

             FINANCING -- 0.3%
     1,000   HSBC Capital Funding Corp.,
               9.55%, 6/30/10, FRN (e) (f)                   1,220,546
                                                      ----------------

             OIL & GAS -- 0.2%
       200   El Paso Energy Corp.,
               8.05%, 10/15/30 (e)                             163,000
       700   Sonat, Inc.,
               7.625%, 7/15/11(e)                              624,750
                                                      ----------------
                                                               787,750
                                                      ----------------

             TELECOMMUNICATIONS -- 0.0%
        50   U.S. West Communications, Inc.,
               7.50%. 6/15/23 (e)                               44,125
                                                      ----------------
               Total Corporate Bonds &
                Notes (cost-$3,675,075)                      2,534,852
                                                      ----------------

             MORTGAGE-RELATED
             SECURITIES (e) -- 0.1%
        21   Aurora Loan Services,
               2.00%, 7/25/04, FRN                              21,024
       174   CS First Boston Mortgage
               Securities Corp.,
               6.26%, 7/1/04, FRN                              179,268

PRINCIPAL
 AMOUNT
  (000)                                                     VALUE
----------                                            ----------------
$      211   Prime Mortgage Trust,
               1.50%-1.70%, 7/25/04, FRN              $        210,989
                                                      ----------------
               Total Mortgage-Related
                Securities (cost-$409,076)                     411,281
                                                      ----------------

             MUNICIPAL BONDS & NOTES (e) -- 0.8%
             ALABAMA -- 0.0%
       100   Jefferson Cnty, Sewer Rev.,
               5.00%, 2/1/41, Ser. A (FGIC),
               (pre-refunded @ 101,
               2/1/11) (g)                                     109,091

             CALIFORNIA -- 0.4%
     1,500   Cucamonga Cnty, Water
               District, CP
               5.125%, 9/1/35 (FGIC)                         1,491,795
       100   Orange Cnty. Sanitation District, CP
               5.00%, 2/1/33 (FGIC)                             97,617

             MICHIGAN -- 0.1%
       200   Michigan State Building
               Auth. Rev., Ser. I
               5.25%, 10/15/12, (FSA)                          220,166

             SOUTH CAROLINA -- 0.2%
       800   South Carolina Transportation
               Infrastucture Bank Rev., Ser. A
               5.00%, 10/1/33, (AMBAC)                         786,648

             TEXAS -- 0.1%
       400   Lower Colorado River Auth.
               Texas Rev.,
               5.00%, 5/15/33 (AMBAC)                          389,252
                                                      ----------------
               Total Municipal Bonds & Notes
                (cost-$3,207,596)                            3,094,569
                                                      ----------------

    SHARES
    ------
             PREFERRED STOCK -- 0.2%
             BANKING -- 0.2%
        68   DG Funding Trust,
               3.36%, FRN (c) (f)
               (cost-$716,526)                                 731,000
                                                      ----------------

PRINCIPAL
 AMOUNT
  (000)                                                     VALUE
----------                                            ----------------
             SOVEREIGN DEBT OBLIGATIONS -- 2.2%
             Federal Republic of Brazil,
$       35     2.125%, 10/15/04, FRN (e)              $         32,119
     1,530     11.00%-12.25%, 1/11/12-
               3/6/30 (e)                                    1,566,380
     4,100   Federal Republic of Germany,
               5.25%, 1/4/11 (euro-dollar)                   5,374,467
       100   Republic of Panama,
               8.25%, 4/22/08 (e)                              108,000
       100   Republic of Peru,
               9.125%, 2/21/12 (e)                             102,500
     1,100   United Mexican States,
               8.375%, 1/14/11 (e)                           1,243,000
                                                      ----------------
               Total Sovereign Debt Obligations
                (cost-$8,018,396)                            8,426,466
                                                      ----------------

             U.S. GOVERNMENT AGENCY
               SECURITIES -- 15.0%
             Fannie Mae,
     2,274     2.625%, 7/1/04, FRN (e)                       2,342,798
    22,917     5.00%-6.50%, 9/1/05-9/1/32 (e)               23,158,586
    19,200     5.00%-5.50%, 7/31/34 (h)                     18,804,375
             Freddie Mac,
       143     1.68%-7.81%, 7/1/04-7/15/04,
                FRN (e)                                        143,952
       953     5.00%-6.50%, 3/1/16-9/15/32 (e)                 964,265
             Government National
               Mortgage Association,
     3,096     1.78%-4.00%, 7/20/04-5/1/05,
               FRN (e)                                       3,074,670
     1,000     6.00%, 7/31/34 (h)                            1,023,281
     9,027   Small Business Investment
               Companies,
               4.52%-7.45%, 7/1/04-8/1/04 (e)                8,795,479
                                                      ----------------
               Total U.S. Government Agency
                Securities (cost-$59,021,722)               58,307,406
                                                      ----------------

             U.S. TREASURY NOTES (e) -- 2.5%
    10,000   3.375%, 2/15/08
               (cost-$9,857,136)                             9,872,660
                                                      ----------------

             SHORT-TERM INVESTMENTS -- 12.2%
             U.S. GOVERNMENT AGENCY DISCOUNT
              NOTES -- 4.1%
     1,400   Fannie Mae, 1.38%-1.42%,
               9/1/04-9/8/04 (e)                             1,396,337
     2,000   Federal Home Loan Bank,
               1.17%, 7/1/04 (e)                             1,999,027
     2,516   Federal Home Loan Bank,
               1.25%, 7/1/04                                 2,516,000
    10,000   Freddie Mac.,
               1.30%, 7/1/04 (e)                            10,000,000
                                                      ----------------
               Total U.S. Government
                Agency Discount Notes
                (cost-$15,911,364)                          15,911,364
                                                      ----------------

             COMMERCIAL PAPER (e) -- 6.2%
             BANKING -- 1.8%
       600   DNB Norway Bank ASA,
               1.26%, 9/20/04.                                 598,299
     2,000   HBOS Treasury Services plc,
               1.06%-1.48%, 7/19/04-9/13/04                  1,997,943
       200   Royal Bank of Scotland plc,
               1.05%, 7/14/04                                  199,924
     1,200   Svenska Handlesbanken, Inc.,
               1.07%, 7/21/04                                1,199,287
     2,800   Swedbank, 1.15%, 9/1/04                         2,794,479
       100   Westpac Trust Securities Ltd,
               1.22%, 8/24/04                                   99,818
                                                      ----------------
                                                             6,889,750
                                                      ----------------

             FINANCIAL SERVICES -- 0.1%
       300   Nordea North America, Inc.,
               1.47%, 9/7/04                                   299,167
                                                      ----------------

             FINANCING -- 4.3%
     2,100   Barclays US Funding LLC,
               1.22%-1.31%, 8/24/04-9/27/04                  2,094,668
     1,000   Danske Corp.,
               1.26%, 9/14/04                                  997,375
     3,000   General Electric Capital Corp.,
               105%-1.48%, 7/7/04-9/15/04                    2,991,553
     2,800   National Australia Funding Corp.,
               1.21%, 7/19/04                                2,798,306
     2,800   Shell Finance plc,
               1.44%, 9/9/04                                 2,792,187

PRINCIPAL
 AMOUNT
 (000)                                                     VALUE
----------                                            ----------------
             COMMERCIAL PAPER (CONTINUED)
$    1,700   Toyota Motor Credit Corp.,
               1.33%, 9/7/04                          $      1,695,729
     2,800   UBS Finance LLC,
               1.14%, 9/1/04                                 2,794,527
       600   Westpac Capital Corp.,
               1.03%, 7/9/04                                   599,863
                                                      ----------------
                                                            16,764,208
                                                      ----------------
               Total Commercial Paper
                (cost-$23,953,125)                          23,953,125
                                                      ----------------

             CORPORATE NOTES (e) -- 0.4%
             AIRLINES -- 0.0%
Y   14,000   Kansai International Airport,
             1.30%, 7/29/04                                    128,125
             BANKING -- 0.1%
    15,000   European Investment Bank,
               0.875%, 11/8/04                                 137,605
     6,000   International Bank
               Reconstruction & Development,
               4.75%, 12/20/04                                  56,074
             FINANCING -- 0.3%
    50,000   AIG Sunamerica
               Institutional Funding,
               1.20%, 1/26/04                                  460,309
    52,000   KFW International Finance, Inc.,
               1.00%, 12/20/04                                 477,794
     7,000   Toyota Motor Credit Corp.,
               1.00%, 12/20/04                                  64,309
             SOVEREIGN -- 0.0%
     9,000   Republic of Italy,
               5.00%, 12/15/04                                  84,148
                                                      ----------------
               Total Corporate Notes
                (cost-$1,460,140)                            1,408,364
                                                      ----------------

             U.S. TREASURY BILLS (e) -- 0.2%
$      850   1.03%-1.13%, 7/15/04-9/2/04
             (cost-$849,260)                                   849,260
                                                      ----------------

             REPURCHASE AGREEMENT (e) -- 1.3%
     5,100   Repurchase Agreement with
               UBS Warburg, dated 6/30/04,
               1.22% due 7/1/04, proceeds:
               $5,100,173; collateralized by
               U.S.Treasury Inflation Index
               Notes, 3.625%, 1/15/08,
               valued at $5,224,943
               (cost-$5,100,000)                             5,100,000
                                                      ----------------
               Total Short-Term Investments
                 (cost-$47,273,889)                         47,222,113
                                                      ----------------
               Total Investments
                 (cost-$381,033,509+)          106.8%      414,812,249

               Liabilities in excess of
                 other assets                   (6.8)      (26,367,962)
                                               -----  ----------------
               Net Assets                      100.0% $    388,444,287
                                               =====  ================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security
(b) Fair-valued security.
(c) Security deemed illiquid.
(d) Security in default.
(e) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(f) 144A Security--security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically to qualified institutional investors.
(g) Pre-refunded bonds--collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(h) When-issued or delayed-delay security. To be delivered/settled after June 30, 2004.

+ The cost basis of portfolio securities for federal income tax purposes is $381,033,509. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $41,876,497; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,097,757; net unrealized appreciation for federal income tax purposes is $33,778,740.

GLOSSARY:
ADR - American Depositary Receipts.
AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation.
FGIC - insured by Financial Guaranty Insurance Co.
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on June 30, 2004. FSA - insured by Financial Security Assurance, Inc.
Y  - Japanese Yen

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$381,033,509)                                                      $     414,812,249
Receivable for investments sold                                                                        2,228,636
Interest and dividends receivable                                                                        952,924
Unrealized appreciation on swaps                                                                         185,843
Receivable for shares of beneficial interest sold                                                          9,090
Unrealized appreciation on forward foreign currency contracts                                              2,371
Prepaid expenses                                                                                          30,683
                                                                                               -----------------
   Total Assets                                                                                      418,221,796
                                                                                               -----------------

LIABILITIES:
Due to custodian                                                                                         159,072
Payable for investments purchased                                                                     28,183,989
Swap premium received                                                                                    401,032
Investment advisory fee payable                                                                          254,776
Payable for shares of beneficial interest redeemed                                                       219,869
Unrealized depreciation on swaps                                                                         116,156
Unrealized depreciation on forward foreign currency contracts                                              4,031
Accrued expenses                                                                                         438,584
                                                                                               -----------------
   Total Liabilities                                                                                  29,777,509
                                                                                               -----------------
     Net Assets                                                                                $     388,444,287
                                                                                               =================

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)                    $          98,160
Paid-in-capital in excess of par                                                                     362,133,067
Undistributed net investment income                                                                    2,724,550
Accumulated net realized loss on investments                                                         (10,305,259)
Net unrealized appreciation of investments, swaps and other assets and liabilities
   denominated in foreign currency                                                                    33,793,769
                                                                                               -----------------
     Net Assets                                                                                $     388,444,287
                                                                                               =================
Shares outstanding                                                                                     9,816,037
                                                                                               -----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                 $           39.57
                                                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                                    $       2,793,986
   Dividends (net of foreign withholding taxes of $31,395)                                             2,160,290
                                                                                               -----------------
     Total investment income                                                                           4,954,276
                                                                                               -----------------
EXPENSES:
   Investment advisory fees                                                                            1,613,258
   Trustees' fees and expenses                                                                            63,480
   Reports to shareholders                                                                                55,110
   Custodian fees                                                                                         41,109
   Audit and tax services fees                                                                            34,020
   Transfer agent fees                                                                                    20,644
   Legal fees                                                                                              7,380
   Insurance expense                                                                                       4,781
   Miscellaneous                                                                                          11,341
                                                                                               -----------------
     Total expenses                                                                                    1,851,123
     Less: custody credits earned on cash balances                                                        (1,857)
                                                                                               -----------------
     Net expenses                                                                                      1,849,266
                                                                                               -----------------
        Net investment income                                                                          3,105,010
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                                                      27,147,714
     Options written                                                                                     225,279
     Swaps                                                                                              (230,378)
     Foreign currency transactions                                                                      (418,552)
   Net change in unrealized appreciation/depreciation on:
     Investments                                                                                     (19,312,619)
     Options written                                                                                      17,031
     Swaps                                                                                               (49,527)
     Foreign currency transactions                                                                       (67,996)
                                                                                               -----------------
        Net realized and unrealized gain                                                               7,310,952
                                                                                               -----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                $      10,415,962
                                                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 2004            YEAR ENDED
                                                                                   (UNAUDITED)         DECEMBER 31, 2003
                                                                                -----------------      -----------------
INVESTMENT OPERATIONS:
Net investment income                                                           $       3,105,010      $       5,757,584
Net realized gain on investments, options written, swaps and
    foreign currency transactions                                                      26,724,063             25,054,478
Net change in unrealized appreciation/depreciation of investments,
   swaps and other assets and liabilities denominated in foreign currency             (19,413,111)            45,173,643
                                                                                -----------------      -----------------
   Net increase in net assets resulting from investment operations                     10,415,962             75,985,705
                                                                                -----------------      -----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                   (6,039,590)            (7,158,548)
                                                                                -----------------      -----------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                   11,154,209             17,734,174
Reinvestment of dividends                                                               6,039,593              7,158,548
Cost of shares redeemed                                                               (46,921,687)           (72,629,538)
                                                                                -----------------      -----------------
   Net decrease in net assets from share transactions                                 (29,727,885)           (47,736,816)
                                                                                -----------------      -----------------
     Total increase (decrease) in net assets                                          (25,351,513)            21,090,341
NET ASSETS:
Beginning of period                                                                   413,795,800            392,705,459
                                                                                -----------------      -----------------
End of period (including undistributed net investment income $2,724,550
   of $5,655,303, respectively)                                                 $     388,444,287      $     413,795,800
                                                                                =================      =================
SHARES ISSUED AND REDEEMED:
Issued                                                                                    274,743                493,165
Issued in reinvestment of dividends                                                       149,273                227,762
Redeemed                                                                               (1,183,717)            (2,129,830)
                                                                                -----------------      -----------------
   Net decrease                                                                          (759,701)            (1,408,903)
                                                                                =================      =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004      ----------------------------------------------------------------------
                                          (UNAUDITED)          2003           2002           2001           2000           1999
                                         -------------      ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period     $       39.13      $    32.77     $    40.15     $    43.20     $    43.65     $    43.74
                                         -------------      ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
Net investment income                             0.32            0.56           0.64           0.68           0.99           0.56
Net realized and unrealized
   gain (loss) on investments, options
   written, swaps and foreign curency
   transactions                                   0.70            6.42          (7.32)         (2.76)          2.41           1.47
                                         -------------      ----------     ----------     ----------     ----------     ----------
   Total from investment operations               1.02            6.98          (6.68)         (2.08)          3.40           2.03
                                         -------------      ----------     ----------     ----------     ----------     ----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                            (0.58)          (0.62)         (0.70)         (0.97)         (0.58)         (0.65)
Net realized gains                                  --              --             --             --          (3.27)         (1.47)
                                         -------------      ----------     ----------     ----------     ----------     ----------
   Total dividends and
     distributions to shareholders               (0.58)          (0.62)         (0.70)         (0.97)         (3.85)         (2.12)
                                         -------------      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $       39.57      $    39.13     $    32.77     $    40.15     $    43.20     $    43.65
                                         =============      ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (1)                                  2.58%          21.75%        (16.88)%        (4.91)%         9.74%          5.00%
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000's)        $     388,444      $  413,796     $  392,705     $  572,321     $  693,469     $  804,467
Ratio of expenses to average
   net assets (2)                                 0.92%(3)        0.93%          0.88%          0.88%          0.86%          0.83%
Ratio of net investment income to
   average net assets                             1.54%(3)        1.49%          1.57%          1.47%          2.20%          1.27%
Portfolio Turnover                                  86%            215%           159%           162%           168%            50%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank
    (See (1)(N) in Notes to Financial Statements).
(3) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pimco Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the "Portfolio"), OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities if the prices are more readily obtainable. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 PM Eastern time) on the New York Stock Exchange.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) FOREIGN CURRENCY TRANSLATIONS

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

   (F) OPTION TRANSACTIONS

The Portfolio may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

   (G) FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   (H) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation but the inflation adjusted principal will not be paid until maturity.

   (I) DELAYED-DELIVERY TRANSACTIONS

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (J) RESTRICTED SECURITIES

The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

   (K) SWAP AGREEMENTS

The Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios may enter into interest rate and credit default agreements to manage its exposure to interest rate and credit risk.

Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain/loss and or unrealized appreciation/depreciation on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent
FASB Emerging Issues Task Force consensus and subsequent related Securities and Exchange Commission staff guidance, are now shown as a component of either realized gain (loss) or change in unrealized appreciation/depreciation in the Statement of Operations. This change does not affect the calculation of net asset value per share. The impact of this change on prior years' net investment income and realized and unrealized gain (loss) in the Statement of Changes in Net Assets applicable to common shareholders and net investment income and realized gain (loss) per share amounts in the Financial Highlights is less than $0.01 per share.

   (L) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (M) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (N) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (O) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $319,234, of which $21,700 was accrued during the six months ended June 30, 2004.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a Sub-Advisory agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.25% of the average daily net assets for that portion of the Portfolio's investments that it provides investment advisory services. For the six months ended June 30, 2004, the Investment Adviser paid the Sub-Adviser $127,476, of which $20,773 was payable at June 30, 2004.

(3) INVESTMENTS IN SECURITIES

(a) For the six months ended June 30, 2004, purchases and sales of securities, other than short-term and government securities, aggregated $243,841,427 and $277,327,294, respectively.

(b) Transactions in options written for the six months ended June 30, 2004:

                                                        CONTRACTS
                                                          (000)          PREMIUMS
                                                        ---------      ------------
Options outstanding, December 31, 2003                      4,600      $     75,279
Options written                                            20,000           150,000
Options expired                                           (24,600)         (225,279)
                                                         --------      ------------
Options outstanding, June 30, 2004                             --      $          0
                                                         ========      ============

(c) Forward foreign currency contracts outstanding at June 30, 2004:

                                                                                                               UNREALIZED
                                                NOTIONAL        U.S.$ VALUE ON         U.S.$ VALUE            APPRECIATION
                                                 AMOUNT        ORIGINATION DATE      DECEMBER 31, 2003       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
PURCHASED:
Euro, settling 7/20/04                            182,000      $        219,323      $         221,694       $        2,371
                                                                                                             ==============

SOLD:
Euro, settling 7/20/04                             96,000               115,707                116,937               (1,230)
Japanese Yen, settling 7/21/04                110,989,000             1,012,234              1,015,035               (2,801)
                                                                                                             --------------
                                                                                                             $       (4,031)
                                                                                                             ==============

(d) Interest rate swap contracts outstanding at June 30, 2004:

                                 NOTIONAL                        PAYMENT           PAYMENT         UNREALIZED
                                  AMOUNT      TERMINATION        MADE BY         RECEIVED BY      APPRECIATION
SWAP COUNTERPARTY                 (000)          DATE         THE PORTFOLIO     THE PORTFOLIO    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Barclays Bank                  US$   1,200      12/16/06      3 month LIBOR         4.00%        $          927
Barclays Bank                  Euro$ 1,200       6/17/10      6 month LIBOR         4.00%               (14,327)
Citigroup                      Euro$ 7,050       6/17/10      6 month LIBOR         4.00%                36,759
J.P. Morgan Chase & Co.        Euro$   600       6/17/10      6 month LIBOR         4.00%               (10,819)
Merrill Lynch & Co.            Euro$   400       3/15/07      6 month LIBOR         4.00%                 2,944
UBS Securities                 US$     600      12/16/06      3 month LIBOR         4.00%                   703
UBS Securities                 US$   7,600      12/16/09      3 month LIBOR         4.00%                62,724
UBS Securities                 US$     500       6/17/10      6 month LIBOR         4.00%                (8,745)
                                                                                                 --------------
                                                                                                 $       70,166
                                                                                                 ==============

(e) Total return swap contracts outstanding at June 30, 2004:

                                 NOTIONAL
                                  AMOUNT      TERMINATION                          FLOATING       UNREALIZED
SWAP COUNTERPARTY                 (000)          DATE             INDEX              RATE        DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Bear Stearns Co., Inc.           $    100        7/1/04     CMBS Invest. Grade     3 month       $        (17)
                                                              ERISA Eligible     LIBOR minus
                                                                                65 basis points

Morgan Stanley & Co., Inc.       $    200       9/30/04     CMBS Invest. Grade      1 month
                                                              ERISA Eligible      LIBOR minus
                                                                                65 basis points          (462)
                                                                                                 ------------
                                                                                                 $       (479)
                                                                                                 ============

----------
LIBOR -- London Interbank Offered Rate

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company

LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

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

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                          Chairman, Trustee
Brian S. Shlissel                           President, Secretary & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Thomas W. Courtney                          Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcom Bishopp                              Executive Vice President
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jaime Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management LLC.
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                            OPCAP BALANCED PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                                        MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO

                            2004 SEMI-ANNUAL REPORT
                                  (UNAUDITED)

For the six month period ended June 30, 2004, the OpCap Balanced Portfolio (the "Portfolio"), prior to May 1, 2004 known as the LSA Balanced Fund, returned 4.77% outperforming the 2.01% return for its benchmark, a blend of 60% S&P 500 Index and 40% Merrill Lynch Corporate Bond Index (the "Index").

Total Returns for the periods ended June 30, 2004:

                                            6 MONTHS          1 YEAR          3 YEAR*        INCEPTION*/**
                                            --------------------------------------------------------------
    Portfolio                                 4.77%+          18.02%+           1.90%+           5.22%+

    60% S&P Index/40% Merrill Lynch
    Corporate Bond Index                      2.01%           11.46%            3.02%            2.93%

*    Average Annual
**   Inception Date: October 1, 1999
+ Based on results of the PIMCO Advisors VIT--OpCap Balanced Portfolio and its predecessor LSA Variable Series Trust--Balanced Fund ("LSA Balanced Fund"). On April 30, 2004, LSA Balanced Fund, which had commenced operations on October 1, 1999, was effectively liquidated. All of LSA Balanced Fund's assets were transferred to the PIMCO Advisors VIT OpCap--Balanced Portfolio. For the period prior to the performance figures for the PIMCO Advisors VIT OpCap--Balanced Portfolio reflect the performance of the LSA Balanced Fund.

For the six month period, AT&T Wireless (telecommunications) was the Portfolio's top contributor to performance. AT&T Wireless Services is a provider of wireless voice and data services and products. Other top contributors included Aetna (health & hospitals), Royal Carribean Cruises (leisure), Nucor (metals & mining) and Freddie Mac (financial services). Freddie Mac purchases and securitizes mortgages that are resold to investors in the form of guaranteed mortgage pass-through certificates.

Wal-Mart Stores (retail) was the largest detractor from performance during the six month period. Other detractors included Inco (metals & mining), Electronic Data Systems (computer services), Sanofi-Synthelabo (drugs & medical products) and Wyeth (drugs & medical products).

                  TOP TEN HOLDINGS
                  (% of net assets)

Dell Inc.                                      4.8%

Intel Corp.                                    4.5%

Wal-Mart Stores Inc.                           4.1%

Sanofi-Synthelabo S.A.                         4.1%

Freddie Mac                                    4.0%

Royal Caribbean Cruises Ltd.                   3.8%

ConocoPhillips                                 3.7%

Fannie Mae                                     3.7%

DIRECTV Group Inc.                             3.6%

International Paper Co.                        3.5%

[CHART]

                 TOP FIVE INDUSTRIES
                  (% of net assets)

FINANCIAL SERVICES                            14.3%

RETAIL                                         9.8%

OIL & GAS                                      8.8%

METALS & MINING                                7.1%

DRUGS & MEDICAL PRODUCTS                       6.5%

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

   SHARES                                                                     VALUE
------------                                                             ---------------
               COMMON STOCK -- 70.4%
               BUSINESS SERVICES -- 1.3%
       7,800   ChoicePoint, Inc.*                                        $       356,148
                                                                         ---------------
               COMPUTER SERVICES -- 1.6%
      23,400   Electronic Data Systems Corp.                                     448,110
                                                                         ---------------
               COMPUTER SOFTWARE -- 1.3%
       7,800   Dassault Systemes S.A.                                            365,578
                                                                         ---------------
               COMPUTERS -- 4.8%
      37,300   Dell, Inc.*                                                     1,336,086
                                                                         ---------------
               DRUGS & MEDICAL PRODUCTS -- 5.9%
      35,300   Sanofi-Synthelabo SA.                                           1,129,247
      13,600   Wyeth                                                             491,776
                                                                         ---------------
                                                                               1,621,023
                                                                         ---------------
               ELECTRONICS -- 2.0%
      23,500   Flextronics International Ltd.*                                   374,825
       7,700   Texas Instruments Inc.                                            186,186
                                                                         ---------------
                                                                                 561,011
                                                                         ---------------
               FIBER OPTICS -- 1.1%
      78,500   JDS Uniphase Corp*                                                297,515
                                                                         ---------------
               FINANCIAL SERVICES -- 10.6%
      15,700   American Express Co.                                              806,666
      14,400   Fannie Mae.                                                     1,027,584
      17,600   Freddie Mac                                                     1,114,080
                                                                         ---------------
                                                                               2,948,330
                                                                         ---------------
               HEALTHCARE-- 1.5%
       7,800   Amgen, Inc*                                                       425,646
                                                                         ---------------
               INSURANCE -- 1.6%
       1,100   Conseco Inc.                                                        5,962
      27,500   UnumProvident Corp.                                               437,250
                                                                         ---------------
                                                                                 443,212
                                                                         ---------------
               LEISURE -- 3.8%
      24,500   Royal Caribbean Cruises Ltd.                                    1,063,545
                                                                         ---------------
               METALS & MINING -- 6.3%
      17,700   Alcan Inc.                                                $       732,780
      22,000   Inco Ltd.*                                                        760,320
       3,300   Nucor Corp.                                                       253,308
                                                                         ---------------
                                                                               1,746,408
                                                                         ---------------
               MULTI-MEDIA -- 3.6%
      58,800   DIRECTV Group, Inc.*                                            1,005,480
                                                                         ---------------
               OIL & GAS -- 7.6%
      11,600   BP plc.                                                           621,412
      13,600   ConcoPhillips                                                   1,037,544
       9,800   Nabors Industries Ltd.*                                           443,156
                                                                         ---------------
                                                                               2,102,112
                                                                         ---------------
               PAPER PRODUCTS -- 3.5%
      21,900   International Paper Co.                                           978,930
                                                                         ---------------
               RETAIL -- 9.4%
       6,800   Abercromble & Fitch Co.                                           263,500
      23,100   Dollar General Corp.                                              451,836
      41,400   Office Depot, Inc.*                                               741,474
      21,600   Wal-Mart Stores, Inc.                                           1,139,616
                                                                         ---------------
                                                                               2,596,426
                                                                         ---------------
               SEMICONDUCTORS -- 4.5%
      45,100   Intel Corp.                                                     1,244,760
                                                                         ---------------
                 Total Common Stock
                   (cost-$18,268,701)                                         19,540,320
                                                                         ---------------

 PRINCIPAL
  AMOUNT
   (000)
-----------
               CORPORATE BONDS & NOTES -- 15.5%
               AEROSPACE & DEFENSE -- 0.4%
$         25   Boeing Capital Corp.,
                 6.50%, 2/15/12                                                   26,941
          90   General Dynamics Corp.,
                 2.125%, 5/15/06                                                  88,528
                                                                         ---------------
                                                                                 115,469
                                                                         ---------------
               AUTOMOTIVE -- 0.1%
          15   Ford Motor Co.,
                 7.45%, 7/16/31                                                   14,298
                                                                         ---------------

 PRINCIPAL
  AMOUNT
   (000)                                                                      VALUE
------------                                                             ---------------
               BANKING -- 1.3%
$        170   U.S. Bank NA,
                 2.85%, 11/15/06                                         $       169,739
         175   Wachovia Corp.,
                 4.95%, 11/1/06                                                  181,275
                                                                         ---------------
                                                                                 351,014
                                                                         ---------------
               BUSINESS SERVICES -- 0.1%
          40   Cendant Corp.,
                 6.875%, 8/15/06                                                  42,740
                                                                         ---------------
               CONSUMER PRODUCTS -- 0.3%
          90   Procter & Gamble Co.,
                 3.50%, 12/15/08                                                  88,071
                                                                         ---------------
               DRUGS & MEDICAL PRODUCTS -- 0.6%
         170   Bristol-Myers Squibb Inc.,
                 4.75%, 10/1/06                                                  175,147
                                                                         ---------------
               ENERGY -- 0.2%
          60   Dominion Resources Inc.,
                 7.625%, 7/15/05, Ser. B.                                         63,029
                                                                         ---------------
               FINANCIAL SERVICES -- 3.5%
          95   American Express Co.,
                 5.50%, 9/12/06                                                   99,456
          80   Bear Stearns Co. Inc.,
                 6.25%, 7/15/05                                                   82,950
          50   CIT Group Inc.,
                 7.75%, 4/2/12                                                    57,023
         120   Citigroup Inc.,
                 5.00%-6.00%, 3/6/07-2/21/12                                     125,623
         140   Credit Suisse First Boston USA Inc.,
                 5.75%, 4/15/07                                                  147,515
          75   Goldman Sachs Group Inc.,
                 5.70%, 9/1/12                                                    76,079
         190   JP Morgan Chase & Co.,
                 5.25%, 5/30/07                                                  198,298
         170   Merrill Lynch & Co.,
                 6.15%, 1/26/06                                                  179,123
                                                                         ---------------
                                                                                 966,067
                                                                         ---------------

 PRINCIPAL
  AMOUNT
   (000)                                                                      VALUE
------------                                                             ---------------
FINANCING -- 3.1%
$         80   American Express Credit Co.,
                 3.00%, 5/16/08                                          $        77,013
         155   General Electric Capital Corp.,
                 5.35%-6.00%, 3/30/06-6/15/12                                    162,058
         145   General Motors Acceptance Corp.,
                 6.75%, 1/15/06                                                  151,938
          75   Ford Motor Credit Co.,
                 6.125%, 1/9/06                                                   77,587
          75   Household Finance Corp.,
                 7.00%, 5/15/12                                                   82,848
         120   John Deere Capital Corp.,
                 3.125%, 12/15/05                                                120,447
         190   International Lease Finance Corp.,
                 4.00%, 1/17/06                                                  193,448
                                                                         ---------------
                                                                                 865,339
                                                                         ---------------
               FOOD & BEVERAGE -- 1.5%
          95   Coca-Cola Enterprises Inc.,
                 5.25%, 5/15/07                                                   99,549
         160   General Mills Inc.,
                 2.625%, 10/24/06                                                156,550
         160   Kraft Foods Inc.,
                 4.625%, 11/1/06                                                 163,830
                                                                         ---------------
                                                                                 419,929
                                                                         ---------------
               HEALTHCARE -- 0.3%
         100   Tenet Healtcare Corp.,
                 5.00%, 7/1/07                                                    99,500
                                                                         ---------------
               METALS & MINING -- 0.8%
         210   Alcoa Inc.,
                 4.25%, 8/15/07                                                  213,065
                                                                         ---------------
               MULTI-MEDIA -- 0.1%
          25   News America Holdings,
                 9.25%, 2/1/13                                                    31,369
                                                                         ---------------
               OIL & GAS -- 1.2%
         190   ChevronTexaco Capital Co.,
                 3.50%, 9/17/07                                                  189,782
         140   ConocoPhillips.,
                 3.625%, 10/15/07                                                139,500
                                                                         ---------------
                                                                                 329,282
                                                                         ---------------

 PRINCIPAL
  AMOUNT
   (000)                                                                      VALUE
------------                                                             ---------------
               RETAIL -- 0.4%
$        100   Safeway Inc.,
                 6.15%, 3/1/06                                           $       104,558
                                                                         ---------------
               TELECOMMUNICATIONS -- 1.5%
          90   AT&T Wireless Services Inc.,
                 7.35%, 3/1/06                                                    96,039
         155   SBC Communications Inc.,
                 5.75%, 5/2/06                                                   162,193
         140   Verizon Global Funding Corp.,
                 6.75%, 12/1/05                                                  151,095
                                                                         ---------------
                                                                                 409,327
                                                                         ---------------
               WASTE MANAGEMENT -- 0.1%
          25   Waste Management Inc.,
                 6.50%, 11/15/08                                                  27,019
                                                                         ---------------
                 Total Corporate Bonds &
                   Notes (cost-$4,326,387)                                     4,315,223
                                                                         ---------------
               U.S. GOVERNMENT AGENCY
                  SECURITIES -- 0.1%
          25   Fannie Mae, 6.25%, 2/1/11
               (cost-$25,182)                                                     26,841
                                                                         ---------------
               U.S. TREASURY BONDS &
                 NOTES -- 0.8%
         220   2.625%, 3/15/09
               (cost-$218,195)                                                   209,326
                                                                         ---------------
               SHORT-TERM INVESTMENTS -- 12.9%
               CORPORATE NOTES -- 1.5%
               AUTOMOTIVE -- 0.2%
          70   DaimlerChrysler NA Holdings,
                 3.40%, 12/15/04                                                  70,191
                                                                         ---------------
               CONSUMER PRODUCTS -- 0.2%
          55   Safeway Inc.,
                 7.25%, 9/15/04                                                   55,509
                                                                         ---------------
               FINANCIAL SERVICES -- 0.2%
          45   CIT Group Inc.,
                 7.125%, 10/15/04                                                 45,689
                                                                         ---------------

 PRINCIPAL
  AMOUNT
   (000)                                                                      VALUE
------------                                                             ---------------
               FORESTRY -- 0.2%
$         44   Weyerhaeuser Co.,
                 5.50%, 3/15/05                                          $        44,930
                                                                         ---------------
               MULTI-MEDIA -- 0.7%
         105   Time Warner Inc.,
                 5.625%, 5/1/05                                                  107,572
          85   Walt Disney Co.,
                 7.30, 2/8/05                                                     87,522
                                                                         ---------------
                                                                                 195,094
                                                                         ---------------
                 Total Corporate Notes
                   (cost-$412,185)                                               411,413
                                                                         ---------------
               U.S. TREASURY BILLS -- 7.5%
       2,090   1.875%, 9/30/04
               (cost-$2,094,581)                                               2,092,613
                                                                         ---------------
               REPURCHASE AGREEMENT -- 3.9%
       1,066   Repurchase Agreement
               with State Street Bank &
               Trust Co. dated 6/30/04,
               0.80% due 7/1/04,
               proceeds: $1,066,036;
               collateralized by Fannie Mae,
               1.55%, 7/7/05, valued at
               $1,089,391 (cost-$1,066,000)                                    1,066,000
                                                                         ---------------
                 Total Short-Term Investments
                   (cost-$3,572,766)                                           3,570,026
                                                                         ---------------
                 Total Investments
                   (cost-$26,411,231+)                         99.7%          27,661,736

                 Other assets
                   less liabilities                             0.3%              95,188
                                                              -----      ---------------
                 Net Assets                                   100.0%     $    27,756,924
                                                              =====      ===============

----------
*    Non-income producing security.
+ The cost basis of portfolio securities for federal income tax purposes is $26,411,231. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,663,738; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $413,233; net unrealized appreciation for federal income tax purposes is $1,250,505.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$26,411,231)                                 $    27,661,736
Cash                                                                                 123
Receivable for investments sold                                                  154,068
Dividends and interest receivable                                                 81,066
Receivable for shares of beneficial interest sold                                  7,903
Prepaid expenses                                                                   1,614
                                                                         ---------------
  Total Assets                                                                27,906,510
                                                                         ---------------

LIABILITIES:
Payable for investments purchased                                                122,490
Investment advisory fee payable                                                   15,912
Accrued expenses                                                                  11,184
                                                                         ---------------
  Total Liabilities                                                              149,586
                                                                         ---------------
    Net Assets                                                           $    27,756,924
                                                                         ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number
 authorized)                                                             $        26,993
Paid-in-capital in excess of par                                              26,015,870
Undistributed net investment income                                               22,528
Accumulated net realized gain on investments                                     441,028
Net unrealized appreciation of investments                                     1,250,505
                                                                         ---------------
    Net Assets                                                           $    27,756,924
                                                                         ===============
Shares outstanding                                                             2,699,343
                                                                         ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $         10.28
                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $4,620)                 $       125,914
  Interest                                                                        87,700
                                                                         ---------------
    Total investment income                                                      213,614
                                                                         ---------------
EXPENSES:

  Investment advisory fees                                                       118,857
  Custodian fees                                                                  56,203
  Legal fees                                                                      15,529
  Audit and tax services fees                                                      7,560
  Insurance expense                                                                7,006
  Trustees' fees and expenses                                                      3,907
  Reports to shareholders                                                          3,320
  Transfer agent fees                                                                980
  Miscellaneous                                                                      674
                                                                         ---------------
    Total expenses                                                               214,036
    Less: investment advisory fees waived                                        (55,757)
                                                                         ---------------
    Net expenses                                                                 158,279
                                                                         ---------------
      Net investment income                                                       55,335
                                                                         ---------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                             2,859,766
  Net change in unrealized appreciation/depreciation of investments           (1,628,014)
                                                                         ---------------
    Net realized and unrealized gain on investments                            1,231,752
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS          $     1,287,087
                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2004      YEAR ENDED
                                                                           (UNAUDITED)    DECEMBER 31, 2003
                                                                         ---------------  -----------------
INVESTMENT OPERATIONS:
Net investment income                                                    $        55,335   $       189,158
Net realized gain on investments                                               2,859,766         1,725,051
Net change in unrealized appreciation/depreciation of investments             (1,628,014)        3,147,250
                                                                         ---------------   ---------------
  Net increase in net assets resulting from investment operations              1,287,087         5,061,459
                                                                         ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                            (37,943)         (305,240)
Net realized gains on investments                                             (1,388,673)               --
                                                                         ---------------   ---------------
  Total dividends and distributions paid to shareholders                      (1,426,616)         (305,240)
                                                                         ---------------   ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                           5,161,437        10,935,470
Reinvestment of dividends and distributions                                    1,426,616           305,240
Cost of shares redeemed                                                       (6,972,596)       (1,851,600)
                                                                         ---------------   ---------------
  Net increase (decrease) in net assets from share transactions                 (384,543)        9,389,110
                                                                         ---------------   ---------------
    Total increase (decrease) in net assets                                     (524,072)       14,145,329

NET ASSETS:
Beginning of period                                                           28,280,996        14,135,667
                                                                         ---------------   ---------------
End of period (including undistributed net investment income of
  $22,528 and $5,136, respectively)                                      $    27,756,924   $    28,280,996
                                                                         ===============   ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                           494,243         1,183,986
Issued in reinvestment of dividends and distributions                            142,377            29,867
Redeemed                                                                        (697,427)         (216,021)
                                                                         ---------------   ---------------
  Net increase (decrease)                                                        (60,807)          997,832
                                                                         ===============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                                  FOR THE PERIOD
                                               SIX MONTHS                                                        OCTOBER 1, 1999*
                                                  ENDED                      YEAR ENDED DECEMBER 31,                  THROUGH
                                              JUNE 30, 2004      ---------------------------------------------      DECEMBER 31,
                                               (UNAUDITED)          2003        2002        2001+       2000            1999
                                              -------------      ---------   ---------   ---------   ---------   ----------------
Net asset value, beginning of period           $     10.25       $    8.02   $    9.95   $   10.45   $   10.28       $  10.00
                                               -----------       ---------   ---------   ---------   ---------       --------
INVESTMENT OPERATIONS:
Net investment income                                 0.02            0.04        0.14        0.20        0.31++         0.06
Net realized and unrealized gain (loss)
  on investments                                      0.47            2.30       (1.96)       0.04        0.60           0.28
                                               -----------       ---------   ---------   ---------   ---------       --------
  Total from investment operations                    0.49            2.34       (1.82)       0.24        0.91           0.34
                                               -----------       ---------   ---------   ---------   ---------       --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                                (0.01)          (0.11)      (0.07)      (0.20)      (0.32)         (0.06)
Net realized gains                                   (0.45)             --       (0.04)      (0.54)      (0.42)         (0.00)**
                                               -----------       ---------   ---------   ---------   ---------       --------
  Total dividends and distributions
    to shareholders                                  (0.46)          (0.11)      (0.11)      (0.74)      (0.74)         (0.06)
                                               -----------       ---------   ---------   ---------   ---------       --------
Net asset value, end of period                 $     10.28       $   10.25   $    8.02   $    9.95   $   10.45       $  10.28
                                               ===========       =========   =========   =========   =========       ========
Total Return (1)                                      4.77%          29.22%     (18.30)%      2.24%       8.88%          3.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $    27,757       $  28,281   $  14,136   $  10,640   $   7,789       $  5,248

Ratio of expenses to average
  net assets (2)                                      1.07%(3)        1.10%       1.10%       1.10%       1.10%          1.10%(3)
Ratio of net investment income to
  average net assets (2)                              0.37%(3)        0.97%       2.00%       2.01%       3.01%          2.31%(3)
Portfolio Turnover                                      78%            139%         90%        118%        101%            35%

----------
*    Commencement of operations.
**   Less than $0.005 per share.
+ The Portfolio adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was: a decrease less than $0.01 in net investment income per share; an increase less than $0.01 in net realized and unrealized gains and losses per share; and a decrease in the ratio of net investment income to average net assets from 2.02% to 2.01%. Periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
++   Calculated using average shares outstanding throughout the period.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.44% (annualized) and (0.00%) (annualized), respectively, for the six months ended June 30, 2004, 2.06% and 0.01%, respectively, for the year ended December 31, 2003, 2.53% and 0.57%, respectively, for the year ended December 31, 2002, 2.95% and 0.17%, respectively, for the year ended December 31, 2001, 3.87% and 0.24%, respectively, for year ended December 31, 2000 and 4.60% (annualized) and (1.19)% (annualized), respectively, for the October 1, 1999 (commencement of operations) through December 31, 1999.
(3)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio (the "Portfolio"). Pursuant to the Reorganization Plan (the "Reorganization") approved by the Trustees and shareholders of the LSA Balanced Fund, a series of LSA Variable Series Trust, on April 30, 2004, all asssets and stated liabilities of the LSA Balanced Fund were transferred into the Portfolio in exchange for shares of the Portfolio. As a result of the Reorganization, shareholders of the LSA Balanced Fund became shareholders of the Portfolio. The Portfolio's net asset value per share and total net assets were $9.96 and $26,265,633, respectively, immediately after the Reorganization became effective. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

     (A)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities if the prices are more readily obtainable. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 PM Eastern time) on the New York Stock Exchange.

     (B)  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

     (C)  INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

     (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

     (E)  REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

     (F)  ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(2)  INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment

Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. Prior to May 1, 2004, the investment adviser to the Portfolio was LSA Asset Management LLC ("LSA") and the Investment Adviser pursuant to an advisory agreement with LSA served as Sub-Adviser to the Portfolio. As investment adviser, LSA received an annual fee, payable monthly at an annual rate of 0.80% of average daily net assets. LSA paid the Investment Adviser from the fees it received.

(3)  INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $23,105,998 and $21,565,825, respectively.

(4)  LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5)  TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees, Mr. Brian S. Shlissel as President and Trustee of the Trust, and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                       Chairman, Trustee
Brian S. Shlissel                        President, Secretary & Trustee
V. Lee Barnes                            Trustee
Paul Y. Clinton                          Trustee
Lacy B. Herrmann                         Trustee
Theodore T. Mason                        Trustee
Malcolm Bishopp                          Executive Vice President
Michael Corelli                          Vice President and Portfolio Manager
Mark F. Degenhart                        Vice President and Portfolio Manager
Colin Glinsman                           Vice President and Portfolio Manager
Louis P. Goldstein                       Vice President and Portfolio Manager
Matthew Greenwald                        Vice President and Portfolio Manager
William Gross                            Vice President and Portfolio Manager
Ben J. Fischer                           Vice President and Portfolio Manager
Elisa A. Mazen                           Vice President and Portfolio Manager
Dennis McKechnie                         Vice President and Portfolio Manager
Jaime Michaelson                         Vice President and Portfolio Manager
John Schneider                           Vice President and Portfolio Manager
Robert K. Urquhart                       Vice President and Portfolio Manager
Lawrence G. Altadonna                    Treasurer
Jennifer A. Patula                       Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                             OPCAP EQUITY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

                                                        MANAGED BY

                                                       [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap Equity Portfolio (the "Portfolio") posted a return of 2.07% versus 3.44% for its benchmark, the S&P 500 Index.

Total Returns for the periods ended June 30, 2004:

                             6 MONTHS   1 YEAR   3 YEAR*  5 YEAR*  10 YEAR*  SINCE INCEPTION*/**
     Portfolio                   2.07%   17.49%  (1.76)%  (0.27)%    10.51%            11.37%

     S&P 500 Index               3.44%   19.11%  (0.70)%  (2.21)%    11.85%            12.01%

* Average Annual
**Inception Date: August 1, 1988

For the six month period, AT&T Wireless Services (telecommunications) was the top contributor to performance. AT&T Wireless Services is a provider of wireless voice and data services and products. Other top contributors during the first half of 2004 included Tyco International (conglomerate), ConocoPhillips (oil & gas), Nucor (iron & steel) and Freddie Mac (consumer financial services).

Sears Roebuck (retail) was the largest detractor from performance during the six month period. Other detractors included Nokia (telecommunications), Echostar Communications (multi-media), Fannie Mae (financial services) and Clear Channel Communications (multi-media).

          TOP TEN HOLDINGS
          (% of net assets)

Fannie Mae                      3.9%

Tyco International Ltd.         3.6%

Intel Corp.                     3.5%

Wal-Mart Stores Inc.            3.4%

Citigroup Inc.                  3.3%

Dell Inc.                       3.2%

Textron Inc.                    3.2%

ConocoPhillips                  3.2%

DIRECTV Group Inc.              3.0%

Nucor Corp.                     3.0%

[CHART]

         TOP FIVE INDUSTRIES
          (% of net assets)

FINANCIAL SERVICES               20.0%
RETAIL                           11.6%
DIVERSIFIED MANUFACTURING        10.0%
MULTI-MEDIA                       6.0%
METALS & MINING                   5.3%

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

 SHARES                                                                VALUE
---------                                                          -------------
            COMMON STOCK -- 97.8%
            AUTOMOTIVE -- 1.6%
   10,000   Harley Davidson Inc.                                   $     619,400
                                                                   -------------
            BANKING -- 1.1%
    4,997   Bank of America Corp.                                        422,846
                                                                   -------------
            COMPUTER SOFTWARE -- 3.4%
    9,000   Dassault Systemes S.A.                                       421,821
   31,000   Microsoft Corp.                                              885,360
                                                                   -------------
                                                                       1,307,181
                                                                   -------------
            COMPUTERS -- 3.3%
   34,900   Dell Computer Corp.*                                       1,250,118
                                                                   -------------
            CONSUMER PRODUCTS -- 1.0%
    7,000   Procter & Gamble Co.                                         381,080
                                                                   -------------
            DIVERSIFIED MANUFACTURING -- 10.0%
   31,200   General Electric Co.                                       1,010,880
    5,500   Honeywell International Inc.                                 201,465
   20,900   Textron Inc.                                               1,240,415
   41,600   Tyco International Ltd.                                    1,378,624
                                                                   -------------
                                                                       3,831,384
                                                                   -------------
            DRUGS & MEDICAL PRODUCTS -- 5.3%
   26,800   Pfizer Inc.                                                  918,704
   31,000   Wyeth                                                      1,120,960
                                                                   -------------
                                                                       2,039,664
                                                                   -------------
            ELECTRONICS -- 1.0%
   25,000   Flextronics International Ltd.*                              398,750
                                                                   -------------
            FIBER OPTICS -- 2.8%
  285,100   JDS Uniphase Corp.*                                        1,080,529
                                                                   -------------
            FINANCIAL SERVICES -- 20.0%
   18,800   American Express Co.                                         965,944
   23,500   Bank of New York, Inc.                                       692,780
   27,400   Citigroup, Inc.                                            1,274,100
   20,900   Fannie Mae                                                 1,491,424
   12,000   Freddie Mac                                                  759,600
   15,500   J.P. Morgan Chase & Co.                                      600,935
   10,000   Merrill Lynch & Co. Inc.                                     539,800
   10,100   Morgan Stanley Dean Witter                                   532,977
   14,500   Wells Fargo & Co.                                            829,835
                                                                   -------------
                                                                       7,687,395
                                                                   -------------
            HEALTH & HOSPITALS -- 4.4%
    7,700   Aetna Inc.                                             $     654,500
   11,400   Amgen Inc.*                                                  622,098
    3,700   Wellpoint Health Networks Inc.*                              414,437
                                                                   -------------
                                                                       1,691,035
                                                                   -------------
            INSURANCE -- 1.6%
    8,400   American International Group, Inc.                           598,752
                                                                   -------------
            LEISURE -- 4.1%
   14,100   Carnival Corp.                                               662,700
   21,100   Royal Carribbean Cruises Ltd.                                915,951
                                                                   -------------
                                                                       1,578,651
                                                                   -------------
            MANUFACTURING -- 1.1%
   10,000   Sherwin Williams Co.                                         415,500
                                                                   -------------
            METALS & MINING -- 5.3%
   26,200   Inco Ltd.*                                                   905,472
   15,000   Nucor Corp.                                                1,151,400
                                                                   -------------
                                                                       2,056,872
                                                                   -------------
            MULTI-MEDIA -- 6.0%
   68,000   DIRECTV Group Inc.                                         1,162,800
   20,300   Echostar Communications Corp.                                624,225
   15,100   Viacom Inc.                                                  539,372
                                                                   -------------
                                                                       2,326,397
                                                                   -------------
            OIL & GAS -- 4.1%
    3,500   ChevronTexaco Corp.                                          329,385
   16,200   ConocoPhillips                                             1,235,898
                                                                   -------------
                                                                       1,565,283
                                                                   -------------
            PAPER PRODUCTS -- 2.2%
   19,000   International Paper Co.                                      849,300
                                                                   -------------
            RETAIL -- 11.6%
   14,700   Abercrombie & Fitch Co.                                      569,625
   36,000   Dollar General Corp.                                         502,692
    6,800   Kohls Corp.*                                                 287,504
   45,100   Office Depot Inc.*                                           807,741
   26,100   Sears, Roebuck and Co.                                       985,536
   25,100   Wal-Mart Stores, Inc.                                      1,324,276
                                                                   -------------
                                                                       4,477,374
                                                                   -------------

 SHARES                                                                VALUE
---------                                                          -------------
            COMMON STOCK (CONTINUED)

            SEMICONDUCTORS -- 3.5%
   49,400   Intel Corp.                                            $   1,363,440
                                                                   -------------
            TELECOMMUNICATIONS -- 2.5%
   67,000   Nokia Corp.                                                  974,180
                                                                   -------------
            TRANSPORTATION -- 1.9%
   16,300   Choicepoint Inc.*                                            744,258
                                                                   -------------
            Total Common Stock
              (cost-$36,140,413)                                      37,659,389
                                                                   -------------

PRINCIPAL
  AMOUNT
  (000)
---------
            SHORT-TERM INVESTMENTS -- 2.6%
            U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES -- 2.6%
$   1,014   Federal Home Loan Bank
              Discount Note 1.25%, 7/1/04
               (cost-$1,014,000)                                       1,014,000
                                                                   -------------
              Total Investments
               (cost-$37,154,413+)                    100.4%          38,673,389

              Liabilities in excess
               of other assets                         (0.4)            (153,659)
                                                     ------        -------------
              Net Assets                              100.0%       $  38,519,730
                                                     ======        =============

----------
*  Non-income producing security
+ The cost of securities for federal income tax purposes is $37,154,413. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,047,178; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,528,202; net unrealized appreciation for federal income tax purposes is $1,518,976.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$37,154,413)                            $  38,673,389
Receivable for investments sold                                           200,491
Dividends receivable                                                       29,121
Receivable for shares of beneficial interest sold                             674
Prepaid expenses                                                            4,909
                                                                    -------------
   Total Assets                                                        38,908,584
                                                                    -------------

LIABILITIES:
Due to custodian                                                            2,978
Payable for investments purchased                                         291,472
Investment advisory fee payable                                            24,303
Payable for shares of beneficial interest redeemed                         19,951
Accrued expenses                                                           50,150
                                                                    -------------
   Total Liabilities                                                      388,854
                                                                    -------------
     Net Assets                                                     $  38,519,730
                                                                    =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value
  (unlimited number authorized)                                     $      11,735
Paid-in-capital in excess of par                                       40,047,674
Undistributed net investment income                                       144,317
Accumulated net realized loss on investments                           (3,202,972)
Net unrealized appreciation of investments                              1,518,976
                                                                    -------------
     Net Assets                                                     $  38,519,730
                                                                    =============
Shares outstanding                                                      1,173,462
                                                                    -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $       32.83
                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $4,597)           $     362,133
   Interest                                                                 6,640
                                                                    -------------
     Total investment income                                              368,773
                                                                    -------------
EXPENSES:
   Investment advisory fees                                               156,558
   Custodian fees                                                          11,974
   Audit and tax services fees                                              9,658
   Reports to shareholders                                                  8,204
   Trustees' fees and expenses                                              5,330
   Transfer agent fees                                                      2,730
   Insurance expense                                                          986
   Legal expense                                                              496
   Miscellaneous                                                            1,109
                                                                    -------------
     Total expenses                                                       197,045
     Less: investment advisory fees waived                                   (475)
           custody credits earned on cash balances                           (566)
                                                                    -------------
     Net expenses                                                         196,004
                                                                    -------------
        Net investment income                                             172,769
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                     3,918,740
   Net change in unrealized appreciation/depreciation of
     investments                                                       (3,252,211)
                                                                    -------------
     Net realized and unrealized gain on investments                      666,529
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     $     839,298
                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                        ENDED         YEAR ENDED
                                                                    JUNE 30, 2004    DECEMBER 31,
                                                                     (UNAUDITED)         2003
                                                                    -------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                               $     172,769    $    371,432
Net realized gain (loss) on investments                                 3,918,740      (1,014,044)
Net change in unrealized appreciation/depreciation of investments      (3,252,211)      9,800,525
                                                                    -------------    ------------
  Net increase in net assets resulting from
   investment operations                                                  839,298       9,157,913
                                                                    -------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                     (376,330)       (505,356)
                                                                    -------------    ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                    2,478,854      17,002,627
Reinvestment of dividends                                                 376,330         505,356
Cost of shares redeemed                                                (4,839,567)    (22,034,313)
                                                                    -------------    ------------
  Net decrease in net assets from share transactions                   (1,984,383)     (4,526,330)
                                                                    -------------    ------------
    Total increase (decrease) in net assets                            (1,521,415)      4,126,227

NET ASSETS:
Beginning of period                                                    40,041,145      35,914,918
                                                                    -------------    ------------
End of period (including undistributed net investment income
  of $144,317 and $347,878, respectively)                           $  38,519,730    $ 40,041,145
                                                                    =============    ============
SHARES ISSUED AND REDEEMED:
Issued                                                                     75,346         608,950
Issued in reinvestment of dividends                                        11,177          20,822
Redeemed                                                                 (146,741)       (797,506)
                                                                    -------------    ------------
  Net decrease                                                            (60,218)       (167,734)
                                                                    =============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004       --------------------------------------------------------------
                                            (UNAUDITED)           2003          2002         2001         2000         1999
                                           -------------       ---------     ---------    ---------    ---------    ---------
Net asset value, beginning of period       $       32.46       $   25.63     $   33.12    $   36.09    $   37.56    $   38.70
                                           -------------       ---------     ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS:
Net investment income                               0.15            0.31          0.36         0.24         0.25         0.25
Net realized and unrealized
  gain (loss) on investments                        0.53            6.89         (7.38)       (2.75)        2.39         0.62
                                           -------------       ---------     ---------    ---------    ---------    ---------
  Total from investment operations                  0.68            7.20         (7.02)       (2.51)        2.64         0.87
                                           -------------       ---------     ---------    ---------    ---------    ---------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                              (0.31)          (0.37)        (0.25)       (0.24)       (0.30)       (0.36)
Net realized gains                                    --              --         (0.22)       (0.22)       (3.81)       (1.65)
                                           -------------       ---------     ---------    ---------    ---------    ---------
  Total dividends and distributions
    to shareholders                                (0.31)          (0.37)        (0.47)       (0.46)       (4.11)       (2.01)
                                           -------------       ---------     ---------    ---------    ---------    ---------
Net asset value, end of period             $       32.83       $   32.46     $   25.63    $   33.12    $   36.09    $   37.56
                                           =============       =========     =========    =========    =========    =========
Total Return (1)                                    2.07%          28.57%       (21.41)%      (7.02)%       9.91%        2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)          $      38,520       $  40,041     $  35,915    $  78,781    $  88,613    $  70,512
Ratio of expenses to average
  net assets (2)                                    1.01%(3)        1.00%         0.96%        0.93%        0.95%        0.91%
Ratio of net investment income to
  average net assets                                0.88%(3)        1.02%         0.89%        0.68%        0.78%        0.86%
Portfolio Turnover                                    97%              7%           21%          22%          58%          84%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio (the "Portfolio"), OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Dividend Income Portfolio) NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $30,194, of which $2,058 was accrued during the six months ended June 30, 2004.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $36,603,819 and $37,761,706 respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                         Chairman, Trustee
Brian S. Shlissel                          President, Secretary & Trustee
V. Lee Barnes                              Trustee
Paul Y. Clinton                            Trustee
Lacy B. Herrmann                           Trustee
Theodore T. Mason                          Trustee
Malcolm Bishopp                            Executive Vice President
Michael Corelli                            Vice President and Portfolio Manager
Mark F. Degenhart                          Vice President and Portfolio Manager
Ben J. Fischer                             Vice President and Portfolio Manager
Colin Glinsman                             Vice President and Portfolio Manager
Louis P. Goldstein                         Vice President and Portfolio Manager
Matthew Greenwald                          Vice President and Portfolio Manager
William Gross                              Vice President and Portfolio Manager
Elisa A. Mazen                             Vice President and Portfolio Manager
Dennis McKechnie                           Vice President and Portfolio Manager
Jaime Michaelson                           Vice President and Portfolio Manager
John Schneider                             Vice President and Portfolio Manager
Robert K. Urquhart                         Vice President and Portfolio Manager
Lawrence G. Altadonna                      Treasurer
Jennifer A. Patula                         Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                          OPCAP GLOBAL EQUITY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                                MANAGED BY

                                               [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the OpCap Global Equity Portfolio (the "Portfolio") returned 2.80% versus 3.52% for its benchmark, the Morgan Stanley World Index.

Total Returns for the periods ended June 30, 2004:

                                 6 MONTHS    1 YEAR    3 YEAR*   5 YEAR*   INCEPTION*/**
     Portfolio                       2.80%    23.87%     1.55%     2.38%        9.08%

     Morgan Stanley World Index      3.52%    24.00%     0.91%    (1.70)%       7.50%

*    Average Annual
**   Inception Date: March 1, 1995

For the six month period, AT&T Wireless (telecommunications) was the Portfolio's top contributor to performance. AT&T Wireless Services is a provider of wireless voice and data services and products. Aetna (healthcare) was another top contributor to performance. The company is a provider of healthcare, dental, pharmacy, group life, disability and long-term care benefits. Other contributors included Tyco International (diversified manufacturing), ConocoPhillips (oil & gas) and Quest Diagnostics (healthcare).

NTT DoCoMo (telecommunications) was the largest detractor from performance during the six month period. Other detractors included Bombardier (diversified manufacturing), Wal-Mart Stores (retail), Inco (metals & mining) and UnumProvident (insurance).

                            TOP TEN FOREIGN HOLDINGS
                                (% of net assets)

Dell Inc.                                         3.3%

Intel Corp.                                       3.2%

International Paper Co.                           2.8%

Freddie Mac                                       2.7%

Fannie Mae                                        2.6%

Wal-Mart Stores Inc.                              2.4%

DIRECTV Group Inc.                                2.4%

ConocoPhillips                                    2.3%

Quest Diagnostics Inc.                            1.9%

Electronic Data System Corp.                      1.9%

                              TOP TEN U.S. HOLDINGS
                                (% of net assets)

Dassault Systemes S.A.                            2.6%

Swatch Group AG                                   2.3%

Canon Inc.                                        2.1%

Tyco International Ltd.                           1.8%

Credit Agricole S.A.                              1.7%

AXA Inc.                                          1.7%

Alcan Inc.                                        1.7%

Carnival Corp.                                    1.6%

Inco, Ltd.                                        1.6%

Diageo plc                                        1.6%

                                COUNTRY BREAKDOWN
                                (% of net assets)

United States                                    45.0%

France                                           12.0%

Japan                                            10.0%

United Kingdom                                    8.2%

Germany                                           4.7%

Switzerland                                       4.4%

Canada                                            3.7%

Bermuda                                           1.8%

Singapore                                         1.7%

Panama                                            1.6%

Italy                                             1.4%

Sweden                                            0.9%

Hong Kong                                         0.7%

Austria                                           0.7%

Liberia                                           0.5%

Australia                                         0.5%

New Zealand                                       0.5%

Finland                                           0.4%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% of net assets)

FINANCIAL SERVICES                               10.6%
RETAIL                                            9.5%
DRUGS & MEDICAL PRODUCTS                          9.0%
BANKING                                           8.0%
OIL & GAS                                         6.5%

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

 SHARES                                                                VALUE
---------                                                          -------------
              COMMON STOCK -- 98.7%
              AUSTRIA -- 0.7%
              METALS & MINING -- 0.3%
      775     Bohler-Uddeholm                                      $      64,383
                                                                   -------------
              UTILITIES -- 0.4%
    3,262     Wienerberger AG                                            113,680
                                                                   -------------
                Total Austria                                            178,063
                                                                   -------------
              AUSTRALIA -- 0.5%
              MANUFACTURING -- 0.5%
   31,600     Boral Ltd.                                                 141,895
                                                                   -------------
              BERMUDA -- 1.8%
              DIVERSIFIED MANUFACTURING -- 1.8%
   14,200     Tyco International Ltd.                                    470,588
                                                                   -------------
              CANADA -- 3.7%
              DIVERSIFIED MANUFACTURING -- 0.4%
   40,600     Bombardier Inc.                                            121,745
                                                                   -------------
              METALS & MINING -- 3.3%
   10,600     Alcan Inc.                                                 436,461
   12,100     Inco Ltd.*                                                 418,176
                                                                   -------------
                                                                         854,637
                                                                   -------------
                Total Canada                                             976,382
                                                                   -------------
              FINLAND -- 0.4%
              PAPER PRODUCTS -- 0.4%
    6,400     UPM-Kymmene Oyj                                            121,927
                                                                   -------------
              FRANCE -- 12.0%
              BANKING -- 2.8%
    4,600     BNP Paribas SA                                             283,245
   18,400     Credit Agricole SA*                                        448,261
                                                                   -------------
                                                                         731,506
                                                                   -------------
              COMPUTER SOFTWARE -- 2.6%
   14,500     Dassault Systemes S.A*                                     673,116
                                                                   -------------
              DRUGS & MEDICAL PRODUCTS -- 1.2%
    5,000     Sanofi-Synthelabo SA*                                      317,315
                                                                   -------------
              FOOD & BEVERAGE -- 0.7%
    1,400     Pernod-Ricard SA                                           179,231
                                                                   -------------
              INSURANCE -- 1.7%
   20,300     AXA                                                        447,566
                                                                   -------------
              MULTI-MEDIA -- 0.8%
    7,800     Vivendi Universal SA*                                $     216,627
                                                                   -------------
              OIL & GAS -- 1.5%
    2,000     Total SA*                                                  381,752
                                                                   -------------
              RETAIL -- 0.7%
    2,800     Christian Dior SA                                          181,278
                                                                   -------------
                Total France                                           3,128,391
                                                                   -------------
              GERMANY -- 4.7%
              BANKING -- 0.9%
    6,600     Aareal Bank AG                                             234,350
                                                                   -------------
              FINANCIAL SERVICES -- 1.2%
    1,400     Deutsche Bank AG*                                          110,131
    3,800     Deutsche Boerse AG                                         193,344
                                                                   -------------
                                                                         303,475
                                                                   -------------
              MANUFACTURING -- 0.7%
    4,000     Continental AG                                             193,142
                                                                   -------------
              PRINTING -- 0.7%
    5,700     Heidelberger Druckmaschinen AG*                            188,437
                                                                   -------------
              TELECOMMUNICATIONS -- 1.2%
   17,800     Deutsche Telekom AG                                        313,091
                                                                   -------------
                Total Germany                                          1,232,495
                                                                   -------------
              HONG KONG -- 0.7%
              BANKING -- 0.7%
   64,000     Bank of East Asia Ltd.                                     183,392
                                                                   -------------
              ITALY -- 1.4%
              BANKING -- 0.6%
    9,600     Banco Populare di Verona Novara e Novara Scrl              165,116
                                                                   -------------
              OPTICAL SUPPLIES -- 0.8%
   11,700     Luxottica Group S.p.A                                      195,249
                                                                   -------------
                Total Italy                                              360,365
                                                                   -------------
              JAPAN -- 10.0%
              BANKING -- 0.7%
   27,900     Shinsei Bank, Ltd.                                         177,588
                                                                   -------------

 SHARES                                                                VALUE
---------                                                          -------------
              COMMON STOCK (CONTINUED)
              JAPAN (CONCLUDED)
              CONSUMER PRODUCTS -- 3.0%
   10,200     Canon Inc.                                           $     536,376
   13,900     Canon Sales Inc.                                           192,461
    5,100     Shiseido Company Ltd.                                       64,132
                                                                   -------------
                                                                         792,969
                                                                   -------------
              COMPUTER SERVICES -- 0.8%
    7,900     Konami Corp.                                               200,128
                                                                   -------------
              DRUGS & MEDICAL PRODUCTS -- 2.1%
    8,900     Takeda Pharmaceutical Co., Ltd.                            389,876
    5,800     Terumo Corp.                                               145,073
                                                                   -------------
                                                                         534,949
                                                                   -------------
              ELECTRONICS -- 1.7%
   15,600     Matsushita Electric Industrial Co., Ltd.                   220,992
   33,200     NEC Corp.                                                  233,185
                                                                   -------------
                                                                         454,177
                                                                   -------------
              ENTERTAINMENT -- 0.5%
    1,200     Nintendo Co., Ltd.                                         138,827
                                                                   -------------
              TELECOMMUNICATIONS -- 1.2%
      174     NTT Docomo, Inc.*                                          310,302
                                                                   -------------
                Total Japan                                            2,608,940
                                                                   -------------
              LIBERIA -- 0.5%
              LEISURE -- 0.5%
    3,400     Royal Caribbean Cruises Ltd.                               147,594
                                                                   -------------
              NEW ZEALAND -- 0.5%
              MANUFACTURING -- 0.5%
   44,500     Fletcher Building Ltd.                                     128,065
                                                                   -------------
              PANAMA -- 1.6%
              LEISURE -- 1.6%
    8,900     Carnival Corp.                                             418,300
                                                                   -------------
              SINGAPORE -- 1.7%
              ELECTRONICS -- 0.8
   13,200     Flextronics International Ltd.*                            210,540
                                                                   -------------
              FINANCIAL SERVICES -- 0.9%
   26,800     DBS Group Holdings Ltd.                                    224,203
                                                                   -------------
                Total Singapore                                          434,743
                                                                   -------------
              SWEDEN -- 0.9%
              MANUFACTURING -- 0.9%
    6,700     AB SKF                                               $     246,153
                                                                   -------------
              SWITZERLAND -- 4.4%
              DRUGS & MEDICAL PRODUCTS -- 1.0%
    5,700     Novartis AG                                                251,557
                                                                   -------------
              FINANCIAL SERVICES -- 1.1%
    7,800     Credit Suisse Group                                        277,258
                                                                   -------------
              RETAIL -- 2.3%
   22,900     Swatch Group AG*                                           610,959
                                                                   -------------
                Total Switzerland                                      1,139,774
                                                                   -------------
              UNITED KINGDOM -- 8.2%
              BANKING -- 2.3%
   44,500     Barclays plc                                               378,967
    2,900     HSBC Holdings plc                                          217,239
                                                                   -------------
                                                                         596,206
                                                                   -------------
              COMPUTER SOFTWARE -- 0.4%
   29,900     Sage Group plc                                             101,094
                                                                   -------------
              FOOD & BEVERAGE -- 1.6%
   31,000     Diageo plc*                                                417,847
                                                                   -------------
              METALS & MINING -- 1.6%
   17,000     Rio Tinto plc                                              408,664
                                                                   -------------
              OIL & GAS -- 1.2%
   37,400     BP plc                                                     330,198
                                                                   -------------
              TELECOMMUNICATIONS -- 1.1%
  130,600     Vodafone Group plc                                         285,894
                                                                   -------------
                Total United Kingdom                                   2,139,903
                                                                   -------------
              UNITED STATES -- 45.0%
              AUTOMOTIVE -- 0.6%
    2,600     Harley-Davidson, Inc.                                      161,044
                                                                   -------------
              BUSINESS SERVICES -- 1.3%
    7,700     ChoicePoint Inc.*                                          351,582
                                                                   -------------
              COMPUTERS -- 3.3%
   23,900     Dell Inc.*                                                 856,098
                                                                   -------------
              COMPUTER SERVICES -- 1.9%
   25,600     Electronic Data Systems Corp.                              490,240
                                                                   -------------

 SHARES                                                                VALUE
---------                                                          -------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              COMPUTER SOFTWARE -- 1.0%
    9,100     Microsoft Corp.                                      $     259,896
                                                                   -------------
              DIVERSIFIED MANUFACTURING -- 3.1%
    4,100     Honeywell International Inc.                               150,183
    4,800     Parker Hannifin Corp.                                      285,408
    6,400     Textron Inc.                                               379,840
                                                                   -------------
                                                                         815,431
                                                                   -------------
              DRUGS & MEDICAL PRODUCTS -- 4.7%
    8,600     Pfizer Inc.                                                294,808
    6,000     Quest Diagnostics Inc.                                     509,700
   11,400     Wyeth                                                      412,224
                                                                   -------------
                                                                       1,216,732
                                                                   -------------
              FIBER OPTICS -- 0.6%
   43,800     JDS Uniphase Corp.*                                        166,002
                                                                   -------------
              FINANCIAL SERVICES -- 7.4%
    5,700     American Express Co.                                       292,866
    5,600     Citigroup Inc.                                             260,400
    9,500     Fannie Mae                                                 677,920
   11,000     Freddie Mac                                                696,300
                                                                   -------------
                                                                       1,927,486
                                                                   -------------
              HEALTH & HOSPITALS -- 0.3%
    1,600     Amgen Inc*                                                  87,312
                                                                   -------------
              INSURANCE -- 1.5%
    2,300     Hartfold Financial Services Group                          158,102
   14,700     UnumProvident Corp.                                        233,730
                                                                   -------------
                                                                         391,832
                                                                   -------------
              MEDIA/BROADCASTING -- 2.4%
   37,300     DIRECTV Group Inc.                                         637,830
                                                                   -------------
              OIL & GAS -- 3.8%
    7,900     ConocoPhillips*                                            602,691
    8,600     Nabors Industries Ltd*                                     388,892
                                                                   -------------
                                                                         991,583
                                                                   -------------
              PAPER PRODUCTS 2.8%
   16,500     International Paper Co.                              $     737,550
                                                                   -------------
              RETAIL -- 6.5%
    4,500     Abercrombie & Fitch Co.                                    174,375
   20,300     Dollar General Corp.                                       397,068
   27,100     Office Depot Inc.*                                         485,361
   12,100     Wal-Mart Stores, Inc.                                      638,396
                                                                   -------------
                                                                       1,695,200
                                                                   -------------
              SEMICONDUCTORS -- 3.2%
   29,900     Intel Corp.*                                               825,240
                                                                   -------------
              WASTE MANAGEMENT -- 0.6%
    5,000     Waste Management Inc.*                                     153,250
                                                                   -------------
                Total United States                                   11,764,308
                                                                   -------------
                Total Common Stock
                  (cost-$23,447,826)                                  25,821,278
                                                                   -------------
                Total Investments
                  (cost-$23,447,826+)                     98.7%       25,821,278

                Other Assets less liabilities              1.3%          330,159
                                                         -----     -------------
                Net Assets                               100.0%    $  26,151,437
                                                         =====     =============

----------
*  Non-income producing security
+ The cost of securities for federal income tax purposes is $23,447,826. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,871,087; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $497,635; net unrealized appreciation for federal income tax purposes is $2,373,452.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$23,447,826)                            $      25,821,278
Cash                                                                          530,061
Receivable for investments sold                                               331,176
Dividends and tax reclaims receivable                                          28,362
Prepaid expenses                                                                3,308
                                                                    -----------------
  Total Assets                                                             26,714,185
                                                                    -----------------
LIABILITIES:
Payable for investments purchased                                             495,885
Accrued expenses                                                               49,147
Investment advisory fee payable                                                16,039
Payable for shares of beneficial interest redeemed                              1,677
                                                                    -----------------
  Total Liabilities                                                           562,748
                                                                    -----------------
    Net Assets                                                      $      26,151,437
                                                                    =================
COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value
  (unlimited number authorized)                                     $          18,199
Paid-in-capital in excess of par                                           26,283,062
Undistributed net investment income                                            79,657
Accumulated net realized loss on investments                               (2,603,385)
Net unrealized appreciation of investments and other
  assets and liabilities denominated in foreign currency                    2,373,904
                                                                    -----------------
    Net Assets                                                      $      26,151,437
                                                                    =================
Shares outstanding                                                          1,819,944
                                                                    -----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $           14.37
                                                                    =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $23,664)                $         256,893
  Interest                                                                           1,196
                                                                         -----------------
    Total investment income                                                        258,089
                                                                         -----------------
EXPENSES:
  Investment advisory fees                                                         104,417
  Custodian fees                                                                    37,426
  Reports to shareholders                                                           11,126
  Audit and tax services fees                                                        9,612
  Trustees' fees and expenses                                                        4,285
  Transfer agent fees                                                                2,988
  Legal                                                                              1,096
  Insurance expense                                                                    813
  Miscellaneous                                                                      1,445
                                                                         -----------------
    Total expenses                                                                 173,208
    Less: investment advisory fees waived                                           (9,238)
          custody credits earned on cash balances                                   (1,144)
                                                                         -----------------
    Net expenses                                                                   162,826
                                                                         -----------------
      Net investment income                                                         95,263
                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                                               2,227,849
  Net realized loss on foreign currency transactions                               (10,071)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                                 (1,587,070)
    Foreign currency transactions                                                     (866)
                                                                         -----------------
    Net realized and unrealized gain on investments and
      foreign currency transactions                                                629,842
                                                                         -----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS          $         725,105
                                                                         =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS
                                                                               ENDED
                                                                           JUNE 30, 2004         YEAR ENDED
                                                                            (UNAUDITED)       DECEMBER 31, 2003
                                                                         -----------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                    $          95,263    $         175,311
Net realized gain on investments and foreign currency transactions               2,217,778            1,561,227
Net change in unrealized appreciation/depreciation of investments
  and other assets and liabilities denominated in foreign currency              (1,587,936)           5,062,958
                                                                         -----------------    -----------------
  Net increase in net assets resulting from investment operations                  725,105            6,799,496
                                                                         -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                              (137,201)            (157,836)
                                                                         -----------------    -----------------
SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                            4,020,653          121,427,231
Reinvestment of dividends                                                          137,201              157,836
Cost of shares redeemed                                                         (4,696,627)        (124,479,714)
                                                                         -----------------    -----------------
  Net decrease in net assets from share transactions                              (538,773)          (2,894,647)
                                                                         -----------------    -----------------
    Total increase in net assets                                                    49,131            3,747,013
NET ASSETS:
Beginning of period                                                             26,102,306           22,355,293
                                                                         -----------------    -----------------
End of period (includes undistributed net investment income of $79,657
  and $121,595, respectively)                                            $      26,151,437    $      26,102,306
                                                                         =================    =================

SHARES ISSUED AND REDEEMED:
Issued                                                                             281,695           10,974,266
Issued in reinvestment of dividends                                                  9,410               15,281
Redeemed                                                                          (328,758)         (11,210,190)
                                                                         -----------------    -----------------
  Net decrease                                                                     (37,653)            (220,643)
                                                                         =================    =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                  SIX MONTHS
                                                     ENDED                               YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004        ------------------------------------------------------------
                                                  (UNAUDITED)            2003           2002        2001        2000       1999
                                                 -------------        ----------     ---------   ---------   ---------   ---------
Net asset value, beginning of period             $       14.05        $    10.76     $   13.09   $   15.36   $   16.56   $   15.43
                                                 -------------        ----------     ---------   ---------   ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                     0.05              0.09          0.13        0.08        0.18        0.31
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                                   0.34              3.28         (2.40)      (2.19)       0.50        3.78
                                                 -------------        ----------     ---------   ---------   ---------   ---------
  Total income (loss) from investment operations          0.39              3.37         (2.27)      (2.11)       0.68        4.09
                                                 -------------        ----------     ---------   ---------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                                    (0.07)            (0.08)        (0.06)         --       (0.14)      (0.26)
Net realized gains on investments                           --                --            --       (0.16)      (1.74)      (2.70)
                                                 -------------        ----------     ---------   ---------   ---------   ---------
  Total dividends and distributions
    to shareholders                                      (0.07)            (0.08)        (0.06)      (0.16)      (1.88)      (2.96)
                                                 -------------        ----------     ---------   ---------   ---------   ---------
Net asset value, end of period                   $       14.37        $    14.05     $   10.76   $   13.09   $   15.36   $   16.56
                                                 =============        ==========     =========   =========   =========   =========
TOTAL RETURN (1)                                          2.80%            31.55%       (17.41)%    (13.82)%      4.70%      26.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $      26,151        $   26,102     $  22,355   $  31,289   $  41,299   $  43,412
Ratio of expenses to average
  net assets (2)                                          1.26%(3)(4)       1.26%(3)      1.15%       1.20%       1.14%       1.10%
Ratio of net investment income to
  average net assets                                      0.73%(3)(4)       0.75%(3)      0.72%       0.59%       1.07%       0.48%
Portfolio Turnover                                          48%              152%           70%         77%        110%         83%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During certain fiscal periods indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.33% (annualized) and 0.66% (annualized), respectively, for the six months ended June 30, 2004, and 1.27% and 0.73%, respectively, for the year ended December 31, 2003.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCOAdvisors VIT (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio (the "Portfolio"), OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a U.S. of foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines establised by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) FOREIGN CURRENCY TRANSLATIONS

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

  (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2004, the Portfolio's payable in connection with the Plan was $16,678, of which $1,283 was accrued during the six months ended June 30, 2004.

(2) INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $12,659,848 and $12,242,227, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected; Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

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

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                          Chairman, Trustee
Brian S. Shlissel                           President, Secretary & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcolm Bishopp                             Executive Vice President
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jamie Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer-Brown Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT

                          NFJ DIVIDEND VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                                MANAGED BY

                                     [OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

  SHARES                                                                               VALUE
-----------                                                                         ------------
               COMMON STOCK-98.3%
               APPAREL-4.1%
      1,050    V. F. Corp.                                                          $     51,135
                                                                                    ------------

               AUTOMOTIVE-3.5%
        925    General Motors Corp.                                                       43,096
                                                                                    ------------

               BANKING-13.1%
        300    Bank of America Corp.                                                      25,386
      1,600    KeyCorp.                                                                   47,824
      1,450    Union Planters Corp.                                                       43,225
      1,200    Washington Mutual, Inc.                                                    46,368
                                                                                    ------------
                                                                                         162,803
                                                                                    ------------

               BUSINESS SERVICES-1.7%
        500    Deluxe Corp.                                                               21,750
                                                                                    ------------

               COMPUTERS-2.2%
      1,300    Hewlett-Packard Co.                                                        27,430
                                                                                    ------------

               CONSUMER PRODUCTS-2.6%
        700    Stanley Works.                                                             31,906
                                                                                    ------------

               DIVERSIFIED MANUFACTURING-1.9%
        400    Cooper Industries Ltd.                                                     23,764
                                                                                    ------------

               FINANCIAL SERVICES-5.3%
        300    Fannie Mae                                                                 21,408
        650    J.P. Morgan Chase & Co.                                                    25,201
        375    Morgan Stanley & Co., Inc.                                                 19,789
                                                                                    ------------
                                                                                          66,398
                                                                                    ------------

               FOOD & BEVERAGES-4.2%
      1,050    Albertson's Inc.                                                           27,867
        900    ConAgra Foods, Inc.                                                        24,372
                                                                                    ------------
                                                                                          52,239
                                                                                    ------------

               HOUSEHOLD DURABLES-2.2%
        400    Whirlpool Corp.                                                            27,440
                                                                                    ------------

               INSURANCE-7.8%
        500    Jefferson-Pilot Corp.                                                      25,400
        500    Lincoln National Corp.                                                     23,625
        600    St. Paul Travelers Co's., Inc.                                             24,324
      1,500    UnumProvident Corp.                                                        23,850
                                                                                    ------------
                                                                                          97,199
                                                                                    ------------
               OIL & GAS-12.9%
        275    ChevronTexaco Corp.                                                        25,880
        400    ConocoPhillips                                                             30,516
        200    Eni S.P.A. ADR                                                             20,068
        500    Kerr-McGee Corp.                                                           26,885
        800    Marathon Oil Corp.                                                         30,272
        550    Occidental Petroleum Corp.                                                 26,625
                                                                                    ------------
                                                                                         160,246
                                                                                    ------------

     SHARES                                                                            VALUE
-----------                                                                         ------------
               COMMON STOCK-(CONCLUDED)
               PAPER PRODUCTS-2.1%
        400    Kimberly-Clark Corp.                                                 $     26,352
                                                                                    ------------

               PHARMACEUTICALS-4.6%
        800    Bristol-Myers Squibb Co.                                                   19,600
        450    GlaxoSmithKline pic                                                        18,657
        400    Merck & Co., Inc.                                                          19,000
                                                                                    ------------
                                                                                          57,257
                                                                                    ------------

               REAL ESTATE -4.5%
        600    Boston Properties, Inc.-REIT                                               30,048
        800    Duke Realty Corp.-REIT                                                     25,448
                                                                                    ------------
                                                                                          55,496
                                                                                    ------------

               RETAIL-5.9%
      1,350    Limited Brands, Inc.                                                       25,245
        800    May Department Stores Co.                                                  21,992
        700    Sears, Roebuck & Co.                                                       26,432
                                                                                    ------------
                                                                                          73,669
                                                                                    ------------
               TELECOMMUNICATIONS-5.3%
        500    ALLTEL Corp.                                                               25,310
        850    SBC Communications, Inc.                                                   20,612
        550    Verizon Communications, Inc.                                               19,904
                                                                                    ------------
                                                                                          65,826
                                                                                    ------------

               TOBACCO-4.3%
        500    Altria Group, Inc.                                                         25,025
        425    R.J. Reynolds Tobacco Holdings, Inc.                                       28,726
                                                                                    ------------
                                                                                          53,751
                                                                                    ------------

               TRANSPORTATION-2.1%
        750    Burlington Northern Santa Fe Corp.                                         26,303
                                                                                    ------------

               UTILITIES-8.0%
      1,250    DTE Energy Company                                                         50,674
        600    KeySpan Corp.                                                              22,020
        800    Sempra Energy                                                              27,544
                                                                                    ------------
                                                                                         100,238
                                                                                    ------------
                   Total Common Stock (cost-$ 1,077,277)                               1,224,298
                                                                                    ------------

                   Total Investments (cost-$1,077,277+)                    98.3%       1,224,298
                   Other assets less liabilities                            1.7           20,830
                                                                         ------     ------------
                   Net Assets                                             100.0%    $  1,245,128
                                                                         ======     ============

----------
ADR - American Depositary Receipt
REFT - Real Estate Investment Trust

+ The cost basis of portfolio securities for federal income tax purposes is $1,077,277. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $161,669; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $14,648; net unrealized appreciation for federal income tax purposes is $147,021.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$ 1,077,277)                                            $  1,224,298
Cash                                                                                      24,977
Dividends receivable                                                                       4,406
Receivable from Investment Adviser                                                         1,469
Prepaid expenses                                                                             539
                                                                                    ------------
   Total Assets                                                                        1,255,689
                                                                                    ------------

LIABILITIES:
Accrued expenses                                                                          10,561
                                                                                    ------------
   Total Liabilities                                                                      10,561
                                                                                    ------------

     Net Assets                                                                     $  1,245,128
                                                                                    ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)         $      1,041
Paid-in-capital in excess of par                                                       1,047,059
Undistributed net investment income                                                       15,520
Accumulated net realized gain on investments                                              34,487
Net unrealized appreciation of investments                                               147,021
                                                                                    ------------

     Net Assets                                                                     $  1,245,128
                                                                                    ============

Shares outstanding                                                                       104,100
                                                                                    ------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                      $      11.96
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                           $     21,430
                                                                                    ------------
EXPENSES:
Audit and tax services fees                                                                7,280
Custodian fees                                                                             6,653
Investment advisory fees                                                                   4,841
Miscellaneous                                                                              1,020
                                                                                    ------------
   Total expenses                                                                         19,794

   Less: investment advisory fees waived                                                  (4,841)
         expense reimbursed by Investment Adviser                                         (8,801)
         custody credits earned on cash balances                                            (101)
                                                                                    ------------

     Net expenses                                                                          6,051
                                                                                    ------------

       Net investment income                                                              15,379
                                                                                    ------------

REALIZED AND UNREALIZED GAIN:
Net realized gain on investment                                                           34,487
Net change in unrealized appreciation/depreciation of investments                          6,266
                                                                                    ------------

     Net realized and unrealized gain                                                     40,753
                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                     $     56,132
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS      FOR THE PERIOD
                                                                                       ENDED          JULY 1, 2003 *
                                                                                    JUNE 30,2004         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 2003
                                                                                   -------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                              $      15,379    $          15,243
Net realized gain on investments                                                          34,487               32,998
Net change in unrealized appreciation/depreciation of investments                          6,266              140,755
                                                                                   -------------    -----------------
    Net increase in net assets resulting from investment operations                       56,132              188,996
                                                                                   -------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                          -              (15,243)
Net realized gain on investments                                                         (27,367)              (5,490)
                                                                                   -------------    -----------------
        Total dividends and distributions to shareholder                                 (27,367)             (20,733)
                                                                                   -------------    -----------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                                          -            1,000,000
Reinvestment of divdends and distributions                                                27,367               20,733
                                                                                   -------------    -----------------
        Net increase in net assets from share transactions                                27,367            1,020,733
                                                                                   -------------    -----------------
            Total increase in net assets                                                  56,132            1,188,996

NET ASSETS:
Beginning of period                                                                    1,188,996                    -
                                                                                   -------------    -----------------
End of period (including undistributed net investment income of $15,520
  and $ 141, respectively)                                                         $   1,245,128    $       1,188,996
                                                                                   =============    =================

SHARES ISSUED AND REINVESTED:
 Issued                                                                                        -              100,000
 Issued in reinvestment of distributions                                                   2,325                1,772
                                                                                   -------------    -----------------
            Net increase                                                                   2,325              101,772
                                                                                   =============    =================

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                    SIX MONTHS       FOR THE PERIOD
                                                                                       ENDED          JULY 1, 2003*
                                                                                   JUNE 30, 2004         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 2003
                                                                                   -------------    -----------------
Net asset value, beginning of period                                               $       11.68    $           10.00
                                                                                   -------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                                       0.15                 0.15
Net realized and unrealized gain on investments                                             0.40                 1.74
                                                                                   -------------    -----------------
  Total from investment operations                                                          0.55                 1.89
                                                                                   -------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                          -                (0.15)
Net realized gain                                                                          (0.27)               (0.06)
                                                                                   -------------    -----------------
  Total dividends and distributions to shareholders                                        (0.27)               (0.21)
                                                                                   -------------    -----------------

Net asset value, end of period                                                     $       11.96    $           11.68
                                                                                   =============    =================
TOTAL RETURN (1)                                                                            4.74%               18.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                  $       1,245    $           1,189
Ratio of expenses to average net assets (2)(3)(4)                                           1.02%                1.20%
Ratio of net investment income to average net assets (3)(4)                                 2.54%                2.83%
Portfolio Turnover                                                                            20%                  27%

----------
 *   Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 3.27% (annualized) and 0.29% (annualized), respectively, for the six months ended June 30, 2004, and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(4) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at S0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio (the "Portfolio), formerly NFJ Equity Income Portfolio, and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted price. Short-term investments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E)  ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis

  (F)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the investment advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group L.P. (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the six months ended June 30, 2004, the Investment Adviser paid the Sub-Adviser $2,421, of which $404 was payable at June 30, 2004.

At June 30, 2004, 100.0% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $257,390 and $245,540, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, PEA, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the sub-advisers to the Trust) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the Trust's sub-advisers) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the Trust's sub-advisers believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected: Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                      Chairman, Trustee
Brian S. Shlissel                       President, Secretary & Trustee
V. Lee Barnes                           Trustee
Paul Y. Clinton                         Trustee
Lacy B. Herrmann                        Trustee
Theodore T. Mason                       Trustee
Malcolm Bishopp                         Executive Vice President
Michael Corelli                         Vice President and Portfolio Manager
Mark F. Degenhart                       Vice President and Portfolio Manager
Ben J. Fisher                           Vice President and Portfolio Manager
Colin Glinsman                          Vice President and Portfolio Manager
Louis P. Goldstein                      Vice President and Portfolio Manager
Matthew Greenwald                       Vice President and Portfolio Manager
William Gross                           Vice President and Portfolio Manager
Elisa A. Mazen                          Vice President and Portfolio Manager
Dennis McKechnie                        Vice President and Portfolio Manager
Jaime Michaelson                        Vice President and Portfolio Manager
John Schneider                          Vice President and Portfolio Manager
Robert K. Urquhart                      Vice President and Portfolio Manager
Lawrence G. Altadonna                   Treasurer
Jennifer A. Patula                      Assistant Secretary


INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

                               PIMCO ADVISORS VIT


                          NFJ SMALL CAP VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


                                                   MANAGED BY
[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO

                             2004 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2004, the NFJ Small Cap Value Portfolio (the "Portfolio") returned 9.52% versus 7.83% for its benchmark, the Russell 2000 Value Index (the "Index"). Since its inception on July 1, 2003, the Portfolio's average annual return of 30.23% trailed the 35.17% return for the Index.

For the six month period, Frontline (trucking/shipping) was the Portfolio's top contributor to performance. Frontline is a Bermuda-based shipping company engaged primarily in the ownership and international operation of oil tankers. Other contributors include Berry Petroleum (oil & gas), Cabot Oil & Gas (oil & gas), Lincoln Electric (machinery/engineering) and McGrath Rentcorp (business services).

Callaway Golf (leisure) was the largest detractor from performance during the six month period. Other detractors included LandAmerica Financial (insurance), Russ Berrie (consumer products), ArvinMeritor (electronics) and Bob Evans Farms (food services).

[CHART]

TOP TEN HOLDINGS
(% of net assets)

Precision Castparts Corp.    1.4%

Teleflex Inc.                1.3%

Range Resources Corp.        1.2%

Teekay Shipping Corp.        1.2%

York International Corp.     1.2%

Alexander & Baldwin, Inc.    1.2%

Arch Coal, Inc.              1.1%

Penn Virginia Corp.          1.1%

Invacare Corp.               1.1%

Tidewater Inc.               1.1%

[CHART]

                      TOP FIVE INDUSTRIES (% of net assets)

OIL & GAS                       13.0%
DIVERSIFIED MANUFACTURING        6.9%
REAL ESTATE                      6.5%
RETAIL                           5.3%
BANKING                          5.0%

                               PIMCO ADVISORS VIT
                             NFJ SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

  SHARES                                                                               VALUE
-----------                                                                         ------------
              COMMON STOCK-90.6%
              AEROSPACE-2.2%
        300   Curtiss-Wright Corp.                                                       $16,857
      1,250   Kaman Corp.                                                                 17,488
                                                                                    ------------
                                                                                          34,345
                                                                                    ------------
              AIR-CONDITIONING/REFRIGERATION-1.0%
        900   Lennox International Inc.                                                   16,290
                                                                                    ------------

              APPAREL/TEXTILES-1.9%
        350   Kellwood Co.                                                                15,243
        850   Russell Corp.                                                               15,266
                                                                                    ------------
                                                                                          30,509
                                                                                    ------------

              AUTOMOTIVE-1.0%
        550   Arctic Cat Inc.                                                             15,142
                                                                                    ------------
              BANKING-5.0%
        600   BancorpSouth, Inc.                                                          13,518
        400   Chittenden Corp.                                                            14,060
        500   Commercial Federal Corp.                                                    13,550
        572   Old National Bancorp                                                        14,203
        500   Susquehanna Bancshares, Inc.                                                12,580
        495   Washington Federal, Inc.                                                    11,880
                                                                                    ------------
                                                                                          79,791
                                                                                    ------------

              BUILDING/CONSTRUCTION-1.1 %
        600   Chicago Bridge & Iron Co. N.V.                                              16,710
                                                                                    ------------

              BUSINESS SERVICES-1.8%
        700   Ennis Business Forms, Inc.                                                  13,650
        400   McGrath Rentcorp.                                                           14,780
                                                                                    ------------
                                                                                          28,430
                                                                                    ------------

              CHEMICALS-1.9%
        450   The Lubrizol Corp.                                                          16,479
      1,100   Methanex Corp.                                                              14,543
                                                                                    ------------
                                                                                          31,022
                                                                                    ------------

              CONSUMER PRODUCTS-1.3%
        300   Russ Berrie & Company, Inc.                                                  5,829
        500   WD-40 Co.                                                                   14,970
                                                                                    ------------
                                                                                          20,799
                                                                                    ------------
              DIVERSIFIED MANUFACTURING-6.9%
        650   Acuity Brands, Inc.                                                         17,550
        600   Barnes Group Inc.                                                           17,388
        450   Crane Co.                                                                   14,126
        300   Harsco Corp.                                                                14,100
        400   Lancaster Colony Corp.                                                      16,656
        450   Sensient Technologies Corp.                                                  9,666
        400   Teleflex lnc.                                                               20,060
                                                                                    ------------
                                                                                         109,546
                                                                                    ------------

  SHARES                                                                               VALUE
-----------                                                                         ------------
              DRUGS & MEDICAL PRODUCTS-4.2%
        500   Arrow International, Inc.                                                  $14,960
        400   Invacare  Corp.                                                             17,888
        400   Landauer, Inc.                                                              17,864
        250   The Cooper Companies,Inc.                                                   15,793
                                                                                    ------------
                                                                                          66,505
                                                                                    ------------

              ELECTRONICS-1.5%
        600   ArvinMeritor, Inc.                                                          11,742
        950   Methode Electronics, Inc.                                                   12,321
                                                                                    ------------
                                                                                          24,063
                                                                                    ------------

              ENERGY-3.2%
        700   Cleco Corp.                                                                 12,586
        300   Peoples Energy Corp.                                                        12,645
        600   PNM Resources Inc.                                                          12,462
        400   UGI Corp.                                                                   12,840
                                                                                    ------------
                                                                                          50,533
                                                                                    ------------

              FINANCIAL SERVICES-0.9%
        500   AMCORE Financial, Inc.                                                      15,080
                                                                                    ------------

              FOOD, BEVERAGE & TOBACCO-2.1%
        350   Corn Products International Inc.                                            16,293
        350   Universal Corp.                                                             17,829
                                                                                    ------------
                                                                                          34,122
                                                                                    ------------

              FOOD SERVICES-1.8%
        400   Bob Evans Farms, Inc.                                                       10,952
        700   Fresh Del Monte Produce Inc.                                                17,689
                                                                                    ------------
                                                                                          28,641
                                                                                    ------------

              FORESTRY-1.1%
        550   Universal Forest Products, Inc.                                             17,737
                                                                                    ------------

              HEALTH & PERSONAL CARE-0.5%
        200   West Pharmaceuticals Services, Inc.                                          8,460
                                                                                    ------------

              HOUSEHOLD PRODUCTS-1.0%
        600   Libbey Inc.                                                                 16,656
                                                                                    ------------

              INDUSTRIAL MANUFACTURING-1.9%
        550   Valmont Industries, Inc.                                                    12,595
        450   York International Corp.                                                    18,481
                                                                                    ------------
                                                                                          31,076
                                                                                    ------------

              INDUSTRIAL MATERIALS-1.0%
      1,050   RPM Int'l, Inc.                                                             15,960
                                                                                    ------------

              INSURANCE-3.3%
        300   AmerUs Group Co.                                                            12,420
        375   Delphi Financial Group, Inc.                                                16,688
        250   LandAmerica Financial Group, Inc.                                            9,732
        600   Scottish Re Group Ltd.                                                      13,950
                                                                                    ------------
                                                                                          52,790
                                                                                    ------------

  SHARES                                                                               VALUE
-----------                                                                         ------------
              LEISURE-1.2%
        750   Callaway Golf Co.                                                           $8,505
        700   Intrawest Corp.                                                             11,165
                                                                                    ------------
                                                                                          19,670
                                                                                    ------------

              MACHINERY/ENGINEERING-2.8%
        400   Albany International Corp.                                                  13,424
        450   Lincoln Electric Holdings, Inc.                                             15,340
        750   Regal-Beloit Corp.                                                          16,695
                                                                                    ------------
                                                                                          45,459
                                                                                    ------------

              MANUFACTURING-1.4%
        400   Precision Castparts Corp.                                                   21,876
                                                                                    ------------

              METALS & MINING-4.3%
        500   Arch Coal, Inc.                                                             18,295
        450   Commercial Metals Co.                                                       14,602
        500   Goldcorp, Inc.                                                               5,835
      2,500   IAMGOLD Corp.                                                               13,950
        550   Massey Energy Co.                                                           15,515
                                                                                    ------------
                                                                                          68,197
                                                                                    ------------

              OIL & GAS-13.0%
        600   Atmos Energy Corp.                                                          15,360
        600   Berry Petroleum Co.                                                         17,646
        400   Cabot Oil & Gas Corp.                                                       16,920
        350   Energen Corp.                                                               16,796
        600   National Fuel Gas Co.                                                       15,000
        400   Nicor Inc.                                                                  13,588
        400   Northwest Natural Gas Co.                                                   12,200
        500   Penn Virginia Corp.                                                         18,055
      1,300   Range Resources Corp.                                                       18,980
        400   St. Mary Land & Exploration Co.                                             14,260
        500   Vectren Corp.                                                               12,545
        200   Western Gas Resources,  Inc.                                                 6,496
        500   WGL Holdings Inc.                                                           14,360
        350   World Fuel Services Corp.                                                   15,778
                                                                                    ------------
                                                                                         207,984
                                                                                    ------------
              PAPER PRODUCTS-0.6%
        600   Rock-Tenn Co.                                                               10,170
                                                                                    ------------

              PRINTING & PUBLISHING-0.8%
        300   Banta Corp.                                                                 13,323
                                                                                    ------------

              REAL ESTATE-6.5%
        250   CBL & Associates Properties, Inc.-REIT                                      13,750
        700   Equity One, Inc. -REIT                                                      12,656
        350   First Industrial Realty Trust, Inc.-REIT                                    12,908
        350   Healthcare Realty Trust, Inc.-REIT                                          13,118
      1,250   HRPT Properties Trust-REIT                                                  12,513
        700   Nationwide Health Properties, Inc.-REIT                                     13,230
        500   New Plan Excel Realty Trust-REIT                                            11,680
        350   Shurgard Storage Centers, Inc.-REIT                                         13,090
                                                                                    ------------
                                                                                         102,945
                                                                                    ------------

  SHARES                                                                               VALUE
-----------                                                                         ------------
              RECREATION-0.8%
      1,000   Sturm, Ruger & Co., Inc.                                                   $12,110
                                                                                    ------------

              RETAIL-5.3%
        350   Brown Shoe Co. Inc.                                                         14,325
        600   Burlington Coat Factory Warehouse Corp.                                     11,580
        900   Casey's General Stores, Inc.                                                16,470
        650   Ruddick Corp.                                                               14,593
        500   The Cato Corp.                                                              11,225
        450   Weis Markets, Inc.                                                          15,772
                                                                                    ------------
                                                                                          83,965
                                                                                    ------------

              TRANSPORTATION-3.3%
        550   Alexander & Baldwin, Inc.                                                   18,398
        500   Arkansas Best Corp.                                                         16,460
        600   Tidewater Inc.                                                              17,880
                                                                                    ------------
                                                                                          52,738
                                                                                    ------------

              TRUCKING/SHIPPING-3.0%
        500   Frontline Ltd.                                                              17,255
        500   Teekay Shipping Corp.                                                       18,690
        350   USF Corp.                                                                   12,295
                                                                                    ------------
                                                                                          48,240
                                                                                    ------------

              WHOLESALE DISTRIBUTION-1.0%
        600   Owens & Minor, Inc.                                                         15,540
                                                                                    ------------

                  Total Common Stock (cost-$1,216,062)                                 1,446,424
                                                                                    ------------
                  Total Investments (cost-$1,216,062+)                      90.6%      1,446,424
                  Other assets less liabilities                              9.4         149,876
                                                                         -------    ------------
                  Net Assets                                               100.0%   $  1,596,300
                                                                         =======    ============

----------
* Non-income producing security
REIT - Real Estate Investment Trust

+ The cost basis of portfolio securities for federal income tax purposes is $1,216,062. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $247,942. Unrealized depreciation for securities in which there is an excess of tax cost over value is $17,580. Net unrealized appreciation for federal income tax purposes is $230,362.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$ 1,216,062)                                            $  1,446,424
Cash                                                                                     153,575
Receivable for investments sold                                                            4,282
Dividends receivable                                                                       2,348
Receivable due from Investment Adviser                                                     1,434
Prepaid expenses                                                                             538
                                                                                    ------------
   Total Assets                                                                        1,608,601
                                                                                    ------------

LIABILITIES:
Payable for investments purchased                                                          2,746
Payable for shares of beneficial interest redeemed                                         2,368
Accrued expenses                                                                           7,187
                                                                                    ------------
   Total Liabilities                                                                      12,301
                                                                                    ------------

     Net Assets                                                                     $  1,596,300
                                                                                    ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)         $      1,263
Paid-in-capital in excess of par                                                       1,312,563
Undistributed net investment income                                                       15,920
Accumulated net realized gain                                                             36,192
Net unrealized appreciation of investments                                               230,362
                                                                                    ------------

     Net Assets                                                                     $  1,596,300
                                                                                    ============

Shares outstanding                                                                       126,296
                                                                                    ------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                      $      12.64
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                           $     21,539
                                                                                    ------------
EXPENSES:
Custodian fees                                                                             7,847
Audit and tax services fees                                                                7,280
Investment advisory fees                                                                   5,156
Miscellaneous                                                                                920
                                                                                    ------------
   Total expenses                                                                         21,203

   Less: investment advisory fees waived                                                  (5,156)
         expense reimbursed by Investment Adviser                                         (9,317)
         custody credits earned on cash balances                                            (285)
                                                                                    ------------

     Net expenses                                                                          6,445
                                                                                    ------------

       Net investment income                                                              15,094
                                                                                    ------------

REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                         36,247
Net change in unrealized appreciation/depreciation of investments                         77,498
                                                                                    ------------

     Net realized and unrealized gain                                                    113,745
                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                     $    128,839
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            NFJ SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED            FOR THE PERIOD
                                                                                    JUNE 30,2004    JULY 1, 2003 * THROUGH
                                                                                    (UNAUDITED)        DECEMBER 31, 2003
                                                                                   -------------    ----------------------
INVESTMENT OPERATIONS:
Net investment income                                                                    $15,094                   $10,147
Net realized gain on investments                                                          36,247                    26,312
Net unrealized appreciation of investments                                                77,498                   152,864
                                                                                   -------------    ----------------------
    Net increase in net assets resulting from investment operations                      128,839                   189,323
                                                                                   -------------    ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                          -                   (10,166)
Net realized gain on investments                                                         (15,615)                   (9,907)
                                                                                   -------------    ----------------------
        Total dividends and distributions to shareholder                                 (15,615)                  (20,073)
                                                                                   -------------    ----------------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                                    304,951                 1,000,000
Reinvestment of dividends and distributions                                               15,615                    20,073
Cost of shares redeemed                                                                  (26,813)                        -
                                                                                   -------------    ----------------------
        Net increase in net assets from share transactions                               293,753                 1,020,073
                                                                                   -------------    ----------------------

            Total increase in net assets                                                 406,977                 1,189,323

NET ASSETS:
Beginning of period                                                                    1,189,323                         -
                                                                                   -------------    ----------------------
End of period (including undistributed net investment income of $15,920
  and $826, respectively)                                                          $   1,596,300    $            1,189,323
                                                                                   =============    ======================

SHARES ISSUED AND REINVESTED:
Issued                                                                                    25,454                   100,000
Issued in reinvestment of dividends and distributions                                      1,314                     1,717
Redeemed                                                                                  (2,189)                        -
                                                                                   -------------    ----------------------
            Net increase                                                                  24,579                   101,717
                                                                                   =============    ======================

----------
*  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            NFJ SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                    SIX MONTHS       FOR THE PERIOD
                                                                                       ENDED          JULY 1, 2003*
                                                                                   JUNE 30, 2004         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 2003
                                                                                   -------------    -----------------
Net asset value, beginning of period                                               $       11.69    $           10.00
                                                                                   -------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                                       0.12                 0.10
Net realized and unrealized gain on investments                                             0.98                 1.79
                                                                                   -------------    -----------------
  Total income from investment operations                                                   1.10                 1.89
                                                                                   -------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                          -                (0.10)
Net realized gain                                                                          (0.15)               (0.10)
                                                                                   -------------    -----------------
  Total dividends and distributions to shareholders                                        (0.15)               (0.20)
                                                                                   -------------    -----------------

Net asset value, end of period                                                     $       12.64    $           11.69
                                                                                   =============    =================
TOTAL RETURN (1)                                                                             9.5%                18.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                  $       1,596    $           1,189
Ratio of expenses to average net assets (2)(3)(4)                                           1.04%                1.00%
Ratio of net investment income to average net assets (3)(4)                                 2.34%                1.86%
Portfolio Turnover                                                                            12%                  16%

----------
(*) Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
    (loss) to average net assets would have been 3.29% (annualized) and 0.10% (annualized), respectively, for the six months ended June 30, 2004, and 3.27% (annualized) and (0.41%) (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(4) Annualized.

                                PIMCOADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio (the "Portfolio"), NFJ Dividend Value Portfolio (formerly NFJ Equity Income Portfolio) and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz-Dresdner Asset Management of America L.P. ("ADAM").

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in seperate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investments securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio's to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average net assets for providing investment advisory services to the Portfolio. For the six months ended June 30, 2004, the Investment Adviser paid the Sub-Adviser $2,578, of which $478 was payable at June 30, 2004.

At June 30, 2004, 81.6% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, aggregated $344,112 and $149,734, respectively.

(4) LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that PEA Capital LLC ("PEA") (sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios) and certain of its officers and affiliates had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. PEA and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Trust and the Trust is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with PEA, an affiliated underwriter of PEA and their parent, ADAM, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The New Jersey Attorney General also announced on June 1, 2004 that it was dismissing Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to a portion of the OpCap Managed Portfolio, which had been named in the complaint. In the New Jersey Settlement, ADAM, PEA and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by PEA and certain affiliates of PEA and the Investment Adviser. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, certain affiliates of the Investment Adviser and PEA are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies (not including the Trust) advised or sub-advised by PEA, PIMCO and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, PEA, PIMCO and NFJ Investment Group LP (the sub-advisers to the Trust), the Trust, Oppenheimer Capital LLC (the parent company of the Investment Adviser), other investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the sub-advisers to the Trust and their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Trust, the Investment Adviser and the sub-advisers to the Trust believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PEA, PIMCO, ADAM and certain other affiliates, they and their affiliates (including the Investment Adviser and the Trust's sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Trust. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). PEA, PIMCO, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Adviser and the sub-adviser to the Trust) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Trust. However, the Investment Adviser and the sub-advisers to the Trust believe that these matters are not likely to have a material adverse effect on the Trust or on the Investment Adviser's or any sub-adviser's ability to perform its respective investment advisory services relating to the Trust.

(5) TRUST CORPORATE CHANGES

On June 25, 2004, Stephen Treadway resigned as President, Trustee and Chairman of the Board of Trustees of the Trust. In connection with the vacancies created by Mr. Treadway's resignations, the Board of Trustees elected: Mr. Thomas W. Courtney as Independent Chairman of the Board of Trustees; Mr. Brian S. Shlissel as President and Trustee of the Trust; and Mr. Lawrence G. Altadonna as Treasurer of the Trust.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                      Chairman, Trustee
Brian S. Shlissel                       President, Secretary & Trustee
V. Lee Barnes                           Trustee
Paul Y. Clinton                         Trustee
Lacy B. Herrmann                        Trustee
Theodore T. Mason                       Trustee
Malcolm Bishopp                         Executive Vice President
Michael Corelli                         Vice President and Portfolio Manager
Mark F. Degenhart                       Vice President and Portfolio Manager
Ben J. Fisher                           Vice President and Portfolio Manager
Colin Glinsman                          Vice President and Portfolio Manager
Louis P. Goldstein                      Vice President and Portfolio Manager
Matthew Greenwald                       Vice President and Portfolio Manager
William Gross                           Vice President and Portfolio Manager
Elisa A. Mazen                          Vice President and Portfolio Manager
Dennis McKechnie                        Vice President and Portfolio Manager
Jaime Michaelson                        Vice President and Portfolio Manager
John Schneider                          Vice President and Portfolio Manager
Robert K. Urquhart                      Vice President and Portfolio Manager
Lawrence G. Altadonna                   Treasurer
Jennifer A. Patula                      Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS Not required in this filing
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing
ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure not required for open-end management investment companies.
ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure not required for open-end management investment companies.
ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.
ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Advisors VIT

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President, Secretary & Trustee

Date: September 3, 2004


BY /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President, Secretary & Trustee

Date: September 3, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer

Date: September 3, 2004